     As Filed with the Securities and Exchange Commission On October 10, 2000

                                                 File Nos. 33-59692 and 811-7584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 41 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 42 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
               (Address of Principal Executive Offices) (Zip Code)

                                 (301) 468-8520
              (Registrant's Telephone Number, Including Area Code)

                              Albert P. Viragh, Jr.
                            6116 Executive Boulevard
                                    Suite 400
                            Rockville, Maryland 20852
               (Name and Address of Agent for Service of Process)

                                   Copies to:

            W. John McGuire                  John H. Grady, Jr., Esq.
            Morgan, Lewis & Bockius LLP      Morgan, Lewis & Bockius LLP
            1800 M Street, N.W.              1701 Market Street
            Washington, D.C. 20036           Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

 X  immediately upon filing pursuant to paragraph (b) of rule 485
---
    on (date) pursuant to paragraph (b)(1)(v) of rule 485
---
    60 days after filing pursuant to paragraph (a)(1) of rule 485
---
    on (date) pursuant to paragraph (a)(1) of rule 485
---
    75 days after filing pursuant to paragraph (a)(2) of rule 485
---
    on (date) pursuant to paragraph (a)(2) of rule 485
---

If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                                           OCTOBER 9, 2000

RYDEX SERIES FUNDS
PROSPECTUS
    C CLASS SHARES

NOVA FUND

OTC FUND

MEKROS FUND

U.S. GOVERNMENT MONEY
MARKET FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



[LOGO]

2

C CLASS SHARES
RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

1.800.820.0888
301.296.5100

--------------------------------------------------------------------------------

BENCHMARK FUNDS

MONEY MARKET FUND

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund with thirty-one separate investment portfolios (the "Funds"). This prospectus describes four Funds, which are grouped into two categories:

BENCHMARK FUNDS - Nova Fund, OTC Fund, and Mekros Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

C Class Shares of the Benchmark Funds and Money Market Fund are sold principally through broker-dealers and other financial institutions ("intermediaries") whose clients take part in certain strategic and tactical asset-allocation investment programs or investment programs which include index-based mutual funds. Investors may exchange and redeem shares of the Funds through the Rydex Internet Web site -- www.rydexfunds.com -- and over the phone.

                                                                    PROSPECTUS 3


TABLE OF CONTENTS
--------------------------------------------------------------------------------

RYDEX BENCHMARK FUNDS

5  COMMON RISK/RETURN INFORMATION
6  NOVA FUND
8  OTC FUND
10 MEKROS FUND

   MONEY MARKET FUND
12 U.S. GOVERNMENT MONEY MARKET FUND
14 MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK
18 INVESTING WITH RYDEX: SHAREHOLDER INFORMATION
25 SALES CHARGES
27 RYDEX ACCOUNT POLICIES FOR ALL SHAREHOLDERS
29 DIVIDENDS AND DISTRIBUTIONS
29 TAX INFORMATION
31 MANAGEMENT OF THE FUNDS
33 FINANCIAL HIGHLIGHTS
36 BENCHMARK INFORMATION

4


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                      This page intentionally left blank.

                                                                    PROSPECTUS 5

RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------

NOVA FUND

OTC FUND

MEKROS FUND

COMMON RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS
MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

TRACKING ERROR RISK - The Advisor may not be able to cause the Funds' performance to match or exceed that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

6


NOVA FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index-TM- (the "S&P 500 Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY
Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Nova Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                    PROSPECTUS 7

NOVA FUND
FUND PERFORMANCE AND FEE INFORMATION
------------------------------------------------------------------------------

[GRAPH]

    1994         -4.77%
    1995         50.42%
    1996         27.29%
    1997         42.34%
    1998         35.13%
    1999         24.00%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -4.35%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.87% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE  ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)


                                   INVESTOR CLASS SHARES        S&P 500 INDEX(2)
--------------------------------------------------------------------------------
Past One Year                             24.00%                    19.53%
Past Five Years                           36.49%                    26.18%
Since Inception (07/12/93)                26.80%                    20.10%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Nova Fund.

SHAREHOLDER FEES*
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE
OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ................................ 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         MANAGEMENT FEES ..................................................  .75%

         DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................ 1.00%

         OTHER EXPENSES ...................................................  .43%

TOTAL ANNUAL FUND OPERATING EXPENSES ...................................... 2.18%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                                           1 YEAR    3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
If you sell your shares at the
end of the period:                          $  329    $  705    $1,208    $2,589

If you do not sell your shares
at the end of the period:                   $  229    $  705    $1,208    $2,589

8

OTC FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-TM- (the "NASDAQ 100 Index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the benchmark (the NASDAQ 100 Index). However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the NASDAQ 100 Index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the OTC Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                    PROSPECTUS 9

OTC FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[GRAPH]


    1995         44.24%
    1996         43.46%
    1997         21.85%
    1998         86.48%
    1999        100.65%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 0.91%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.00% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -9.67% (QUARTER ENDED DECEMBER 31, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                               INVESTOR CLASS SHARES      NASDAQ 100 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         100.65%                   101.95%
PAST FIVE YEARS                        56.65%                    55.77%
SINCE INCEPTION (02/14/94)             45.78%                    45.73%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the OTC Fund.

SHAREHOLDER FEES*
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) .....................     1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ....................................................      .75%
  DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ..................     1.00%
  OTHER EXPENSES .....................................................      .40%
TOTAL ANNUAL FUND OPERATING EXPENSES .................................     2.15%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                                 1 YEAR   3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------
If you sell your shares at the
end of the period:               $  326   $  696   $1,192   $2,557

If you do not sell your shares
at the end of the period:        $  226   $  696   $1,192   $2,557

10

MEKROS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000-REGISTERED TRADEMARK- Index (the "Russell 2000 Index"). The investment objective of the fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend # to increase during times when the performance of the Russell 2000 Index is increasing. When the value of the Russell 2000 Index is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY
The Fund invests principally in securities of companies included on the Russell 2000 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the Russell 2000 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Mekros Fund is subject to a number of other risks that will affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Russell 2000 Index.

SMALL-CAP RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAPCOUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

                                                                   PROSPECTUS 11


MEKROS FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE
The Mekros Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Mekros Fund.

SHAREHOLDER FEES*
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ................................... 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES .................................................................  .90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ............................... 1.00%
   OTHER EXPENSES** ................................................................  .60%
TOTAL ANNUAL FUND OPERATING EXPENSES ............................................... 2.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the Mekros Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                          1 YEAR                       3 YEARS
------------------------------------------------------------------------------------------------------------
                If you sell your
                shares at the end
                of the period:              $363                         $806

                If you do not sell
                your shares at the
                end of the period:          $263                         $806

12


U.S. GOVERNMENT MONEY MARKET FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to the following risks that will potentially affect the value of its shares:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the U.S. Government Money Market Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 13

U.S. GOVERNMENT MONEY MARKET FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[GRAPH]

    1994          3.23%
    1995          4.93%
    1996          4.49%
    1997          4.59%
    1998          4.72%
    1999          4.25%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000
THROUGH JUNE 30, 2000 IS 2.51%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR
A QUARTER WAS 1.27% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST
RETURN FOR A QUARTER WAS .50% (QUARTER ENDED MARCH 31, 1994).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                            INVESTOR CLASS SHARES   90-DAY TREASURY COMPOSITE(2)
-------------------------------------------------------------------------------
PAST ONE YEAR                        4.25%                      4.64%
PAST FIVE YEARS                      4.60%                      5.00%
SINCE INCEPTION (12/03/93)           4.31%                      4.84%


(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.

YIELD - Call (800) 820-0888 or visit www.rydexfunds.com for the Fund's current yield.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the U.S. Government Money Market Fund.

SHAREHOLDER FEES*
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE
OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ...........................    1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
  MANAGEMENT FEES ....................................................     .50%
  DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ..................    1.00%
  OTHER EXPENSES .....................................................     .38%
TOTAL ANNUAL FUND OPERATING EXPENSES .................................    1.88%

*THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the U.S. Government Money
Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
If you sell your shares at the
end of the period:                  $297        $610        $1,049       $2,266

If you do not sell your shares
at the end of the period:           $197        $610        $1,049       $2,266

14


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES
The Nova and OTC Fund's objective is to provide investment results that MATCH the performance of a specific benchmark on a daily basis. The Mekros Fund's objective is to provide investment results that CORRELATE to the performance of a specific benchmark over time. The current benchmark used by each Fund is set forth below:

FUND                      BENCHMARK
-----------------------------------------------------------------------------

Nova Fund                 150% of the performance of the S&P 500 Index-TM-

OTC Fund                  100% of the performance of the NASDAQ 100 Index-TM-

Mekros Fund               Russell 2000-Registered Trademark- Index

A BRIEF GUIDE TO THE BENCHMARKS.
THE S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation (S&P) on a statistical basis.

THE NASDAQ 100 INDEX. The NASDAQ 100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

RUSSELL 2000 INDEX. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000-Registered Trademark- Index, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000-Registered Trademark- Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Global Advisors, the investment advisor to the Rydex Series Funds, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sectors in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova and Mekros Funds, are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets.

                                                                   PROSPECTUS 15

--------------------------------------------------------------------------------

RISKS OF INVESTING IN THE FUNDS
As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC FUND) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the NASDAQ 100 Index -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

16

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TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange (CME), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

SWAP COUNTERPARTY CREDIT RISK (MEKROS FUND) - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

  FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

  OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is

                                                                   PROSPECTUS 17

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  obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

  The risks associated with the Funds' use of futures and options contracts include:

  - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

  - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

  - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

  - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET
FUND) - The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (OTC AND MEKROS FUNDS) - The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SMALL ISSUER RISK (MEKROS FUND) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

18

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

OPENING A NEW ACCOUNT
You are encouraged to consult with an intermediary who can open an account for you and help you with your investment decisions. In order to open a new account, you will need to complete and sign an account application. To obtain an application, either contact your intermediary directly, call Rydex at (800) 820-0888 or (301) 296-5103, or simply download an application directly from the Rydex Web site -- www.rydexfunds.com. Your intermediary can assist you in completing the application that corresponds to the type of account you are opening.

MINIMUM INVESTMENT AMOUNT
The minimum initial investment to open an account directly at Rydex is:
- $1,000 for all IRA, Roth IRA and other retirement accounts

- $2,500 for all other accounts

The minimum requirement is an account minimum and may be split among the Rydex Funds in any manner you choose. Rydex, at its discretion, may accept lesser amounts in certain circumstances.

CHOOSING THE CORRECT ACCOUNT APPLICATION
There are five different account applications available depending on the type of account you would like to open. Please refer to the table below to determine which account application you should complete.

REGULAR ACCOUNTS                          RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------
ACCOUNT APPLICATION                       IRA ACCOUNT APPLICATION

 INDIVIDUAL                                REGULAR IRA

 JOINT                                     ROLLOVER IRA

 GIFT OR TRANSFER TO MINOR (UGMA/UTMA)     SEP IRA

 TRUST                                    ROTH IRA APPLICATION

 TRUSTEE/CUSTODIAL                         ROTH IRA

 CORPORATION                               ROTH CONVERSION IRA

 PARTNERSHIP                              403(B) APPLICATION

 SELF-DIRECTED RETIREMENT PLANS            403(B)

                                          QUALIFIED RETIREMENT
                                          PLAN APPLICATION

                                           MONEY PURCHASE PLAN

                                           PROFIT SHARING PLAN

                                                                   PROSPECTUS 19

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TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR ACCOUNT APPLICATION

- Be sure to provide the social security number or tax ID number for the account to avoid a delay in processing.

- Attach the title and signature page of Trust documents when establishing a Trust account.

  - When establishing an account for a Corporation, Partnership or Self-Directed Retirement Plan, please circle the correct account type to ensure proper tax reporting.

  - BE SURE TO SIGN THE APPLICATION.

SPECIAL INSTRUCTIONS FOR OPENING IRA ACCOUNTS
Due to our account minimums, you will not be able to establish a new IRA account directly with Rydex. To move your existing IRA account to Rydex, you must transfer an existing IRA (or multiple IRAs, if necessary) to meet our minimum requirements. You may do so by requesting a direct rollover, trustee-to-trustee transfer or a 60-day rollover. AN IRA ACCOUNT APPLICATION MUST ACCOMPANY YOUR INITIAL CHECK OR THE INITIAL ROLLOVER/TRANSFER PAPERWORK DISCUSSED BELOW.

DIRECT ROLLOVER: Converting a Qualified Retirement or Pension Plan to an IRA account
- Complete the IRA DIRECT ROLLOVER REQUEST FORM.

TRUSTEE-TO-TRUSTEE TRANSFER: Transferring an IRA account directly from your current custodian to Rydex
- Complete the IRA TRANSFER REQUEST FORM.

60-DAY ROLLOVER: Transferring an IRA account from one custodian to another without completing the receiving firm's transfer paperwork
- Request a redemption check from your current IRA custodian and send a check for the entire amount to Rydex within 60 days to avoid tax consequences.

TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR IRA ACCOUNT APPLICATION IRA ACCOUNT APPLICATION

- Circle the type of IRA account you are opening.

  REGULAR IRA: A traditional IRA account-transferring assets from an existing
  IRA

  ROLLOVER IRA: An IRA that was previously rolled into an IRA from another type of qualified plan (403b, 401k, etc.)

  SEP IRA: A Simplified Employee Pension Plan for self-employed individuals

- If you are transferring assets directly from another custodian, indicate the estimated dollar amount (to the nearest thousand) of the IRA account you are transferring.

- When selecting a Rydex Fund(s) for your initial deposit, specify the dollar amount or percentage next to the Rydex Fund(s) that you would like to invest in.

- BE SURE TO SIGN THE APPLICATION.

20


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IRA DIRECT ROLLOVER AND IRA TRANSFER REQUEST FORMS

- Include all account numbers that are to be transferred to Rydex.

- Provide a telephone number for your current custodian.

- Indicate whether you would like a complete or partial transfer.

- If you are transferring shares of a Rydex Fund in-kind from your current custodian, please indicate the Rydex Fund name or symbol that you are transferring.

- Call your current custodian to determine if they require a signature guarantee.

SIGNATURE GUARANTEES HELP TO PROTECT YOUR ACCOUNT AGAINST FRAUD. YOU CAN OBTAIN A SIGNATURE GUARANTEE AT MOST BANKS AND BROKERAGES HOUSES.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

BUYING FUND SHARES
--------------------------------------------------------------------------------

Shares of the Rydex Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). You may buy shares by any of the methods described below:

BY MAIL

INITIAL PURCHASE

Complete the account application that corresponds to the type of account you are opening.
- Make sure to indicate your initial investment selection.

- Make sure your investment meets the Minimum Investment
  Requirement.

Make your check payable to RYDEX SERIES FUNDS.
- Indicate the name of the fund you would like to purchase on your check.
  IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

SUBSEQUENT PURCHASES

Complete the "deposit ticket" included on your confirmation statement or send a letter of instruction that includes your name, shareholder account number and the Fund designation for your investment.
- There are no minimum requirements for subsequent purchases.

Make your check payable to RYDEX SERIES FUNDS.

- Indicate the name of the fund you would like to purchase on your check.
  IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

                                                                   PROSPECTUS 21

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Mail your application (for initial purchases) or your deposit ticket or other instructions (for subsequent purchases) and check to:

                                   Rydex Funds
                                 Attn: Ops. Dept
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850

BY WIRE
Obtain an account number by completing the account application that corresponds to the type of account you are opening and faxing or mailing it to Rydex. Rydex's fax number is (301) 296-5103. Then wire funds using the instructions below.
- Make sure your investment meets the Minimum Investment Requirement.

- There are no minimum requirements for subsequent purchases.

To obtain "same-day credit" (to get that Business Day's share price) for your purchase, you MUST call Rydex at (800) 820-0888 and provide the following information PRIOR to the purchase cut-off time of the Fund you are purchasing:
- Account Number

- Fund Name

- Amount of Wire

- Fed Wire Reference Number (initial purchase only)

You will receive a confirmation number to verify that your purchase order has been accepted.

IF YOU DO NOT CALL RYDEX TO NOTIFY US OF THE INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.

WIRE INSTRUCTIONS

Firstar Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Series Funds
Account Number: 48038-9030
[Your Name]
[Your shareholder account number & Fund choice]

- IF YOU DO NOT CHOOSE A SPECIFIC RYDEX FUND IN YOUR WIRE INSTRUCTIONS, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

- IF YOUR PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE FUND INCURS.

22

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GENERAL INFORMATION ABOUT BUYING SHARES
Initial applications and investments, as well as subsequent investments, in the Funds must be received by the Funds' transfer agent, on any Business Day, before the cutoff times (shown below) to be processed at that Business Day's NAV. The cutoff times allow the Funds' transfer agent to ensure that your order request contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

FUND                                 CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET         1:00 P.M. AND 4:00 P.M.

NOVA                                 3:45 P.M.

OTC                                  3:45 P.M.

MEKROS                               3:45 P.M.

You may also make investments in the Funds through intermediaries or securities dealers who have the responsibility to transmit orders promptly. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions and may have earlier cutoff times for purchases. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly.

                                                                PROSPECTUS  23

SELLING FUND SHARES
------------------------------------------------------------------------------

Shares of the Rydex Funds are redeemed continuously. Investors may sell their shares back to the Funds on any Business Day by any of the methods described below:

HOW TO REDEEM BY LETTER

Send a letter of instruction that includes:

- Your name

- Your account number

- The Fund name

- The dollar amount or number of shares you would like to sell

- Method of payment (Check or Wire)

- Signature of account owner(s)

INDICATE WHETHER OR NOT YOU WOULD LIKE TAXES WITHHELD FROM YOUR
DISTRIBUTION (RETIREMENT ACCOUNTS ONLY).

You may send a redemption request by:

- Mail                               - Fax
  Rydex Funds                          (301) 296-5103
  Attn: Ops. Dept
  9601 Blackwell Road, Suite 500
  Rockville, MD 20850

HOW TO REDEEM BY PHONE

- Call Rydex at (800) 820-0888 or (301) 296-5100 prior to the above specified cut-off times. Rydex is open on each Business Day from 8:30 a.m. to 5:30 p.m., Eastern Time.

-   Give the representative the following information:

    - Your name

    - Your account number

    - The Fund name

    - The dollar amount or number of shares you would like to sell

    - Method of payment (check or wire)

THE REPRESENTATIVE WILL PROVIDE YOU A CONFIRMATION NUMBER FOR
YOUR REDEMPTION. PLEASE RETAIN IT FOR YOUR RECORDS.

24

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THINGS TO KNOW

- You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption request.

- Redemptions from tax-qualified retirement plans may have adverse tax consequences. You should consult your tax advisor before redeeming shares from your tax-qualified account. All redemptions from IRA, Roth IRA and 403(b) Accounts must be in writing.

- A redemption may not reduce your total account balance below the minimum account requirement.

- All redemptions will be mailed to the address of record or wired to the account of record.

- If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, the redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

- You may request overnight mail service for an additional fee. If your address of record is a P.O. Box, overnight mail service is not allowed.

- If you send a redemption request by fax, you should call Rydex at (800) 820-0888 to verify that your fax was received.

- REDEMPTION REQUESTS MAY ONLY BE MADE BY THE REGISTERED OWNER OR BY AN INDIVIDUAL WHO HAS BEEN GIVEN WRITTEN AUTHORIZATION (BY THE OWNER) TO TRADE THE ACCOUNT.

- Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request.

FOR INVESTMENTS MADE BY CHECK (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

                                                                 PROSPECTUS  25

ADDITIONAL INFORMATION
-------------------------------------------------------------------------------
ABOUT SELLING SHARES

ELECTRONIC (WEB) TRANSACTIONS

Rydex may allow you to redeem shares by Internet by following the procedures set forth on the Rydex Web site -- www.rydexfunds.com. You should follow the procedures described on the Rydex Web site for all redemptions made by Internet.

REDEEMING SHARES THROUGH AN INTERMEDIARY

If you hold shares through an intermediary, you must follow your intermediary's rules for redemptions. Each intermediary has its own rules about share transactions and may have earlier cutoff times than those listed in this Prospectus. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. For more information about how to redeem shares through an intermediary, you should contact that intermediary directly.

SUSPENSION OF REDEMPTIONS

With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

SALES CHARGES
-------------------------------------------------------------------------------

You can buy C Class Shares at the offering price, which is the net asset value per share, without any up-front sales charge so that the full amount of your purchase is invested in the Funds. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any C Class Shares you purchase by reinvesting dividends.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

The Funds have adopted a Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual .25% service fee compensates your financial advisor for providing on-going services to you. Rydex Distributors, Inc. (the "Distributor") retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees. Because the Fund pays these fees out of assets on an on-going basis, over time these fees may cost you more than other types of sales charges.

26

EXCHANGING FUND SHARES
-------------------------------------------------------------------------------

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of C Class Shares of any Rydex Fund for C Class Shares of any other Rydex Fund, on the basis of the respective net asset values of the shares involved.

To exchange your shares, you need to provide the following information to the transfer agent by telephone, fax or mail:

- Account name.

- Account number (or your taxpayer identification number).

- Names of the Rydex Funds involved in the exchange transaction.

- Exchange amount in dollars, shares, or the percentage moving from one Fund to another.

ADDITIONAL INFORMATION ABOUT EXCHANGES

- Rydex offers unlimited trading. You may make exchanges every Business Day if you wish.

- The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

- Exchange requests are processed at the NAV next determined after their receipt by the Funds. Exchange requests received by the transfer agent before the cut off times specified below will be processed and communicated to the Funds in time for that Business Day's determination of NAV.

-  The exchange privilege may be modified or discontinued at any time.

- You may also exchange shares of the U.S. Government Money Market Fund for any of the Rydex Dynamic Funds, which are separate mutual funds offered through a separate prospectus. If you are contemplating an exchange for shares of the Rydex Dynamic Funds or any other Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Fund before making the exchange.

- You may obtain a prospectus for any Rydex Fund not described in this Prospectus from the Rydex Web site -- www.rydexfunds.com -- or by calling
   (800) 820-0888 or (301) 296-5100.

- The Funds may allow shareholders to exchange shares electronically using the Rydex Web site. You should follow the procedures described on the Rydex Web site for all electronic exchanges. By using this option, you can transmit your exchange requests directly to the Funds' transfer agent. You should review the instructions on the Rydex Web site for more information regarding procedures for and availability of electronic exchanges.

                                                                 PROSPECTUS  27

RYDEX ACCOUNT POLICIES
-------------------------------------------------------------------------------
FOR ALL SHAREHOLDERS

NAV DETERMINATION

The price at which you buy (and sell) shares is the net asset value. NAV is calculated by:

-  Taking the current market value of a Fund's total assets

-  Subtracting the liabilities

-  Dividing that amount by the total number of shares owned by shareholders.

For most Rydex Funds, NAV is calculated each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). The NAV of the U.S. Government Money Market Fund is determined twice each Business Day first at 1:00 p.m., Eastern Time and again at 4:00 p.m., Eastern Time. To receive the current Business Day's dividend, the transfer agent must receive your purchase order for shares of the U.S. Government Money Market Fund before 1:00 p.m., Eastern Time.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier.

EARLY FUND CUT-OFF TIMES

On any day that the NAV is calculated earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which purchase and redemption orders must be received.

ADDITIONAL RIGHTS RESERVED BY THE TRUST

In addition to any rights that the Trust has reserved elsewhere in this Prospectus, Rydex reserves the right to do any of the following at any time, with or without prior notice to you:

-  Modify minimum account requirements.

-  Reject or refuse, in whole or in part, any purchase order for Fund shares.

-  Modify or discontinue the exchange privilege.

-  Add or change fees charged for special services.

LOW BALANCE ACCOUNTS

Due to the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all Funds drops below the required minimum, the Trust reserves the right to redeem your remaining shares without any additional notification to you.

28

-----------------------------------------------------------------------------
CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call (800) 820-0888 or (301) 296-5100. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange or redemption requests by Internet, you will generally bear the risk of any loss. If you are unable to reach the Trust by Internet or telephone by calling (800) 820-0888 or (301) 296-5100, you may want to try to reach the Trust by other means.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmation of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. The transfer agent may allow you to choose to receive your confirmation either by mail or electronically.

ELECTRONIC COMMUNICATIONS

You may consent to receive all communications (such as trade confirmations, prospectuses and shareholder reports, etc.) from the Funds through the Rydex Web site or other electronic means. If you consent to receive electronic communications from Rydex, you may print a copy for your records. Shareholders who consent to receive communications electronically must:

-  Have and maintain access to the Rydex Web site.

-  Provide Rydex with a valid and current e-mail address.

- Notify Rydex immediately if they no longer have access, change their e-mail address or wish to revoke consent.

You may revoke your consent to receive electronic confirmations and other communications from the Funds through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. For more information follow the instructions on the Rydex Web site.

                                                               PROSPECTUS  29

-----------------------------------------------------------------------------
SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

-  $15 for wire transfers of redemption proceeds under $5,000.

-  $50 on purchase checks returned for insufficient or uncollectible funds.

- $25 to stop payment of a redemption check within 10 Business Days of the settlement date.

- $15 for standard overnight packages (fee may be higher for special delivery options).

-  $25 for bounced draft checks or ACH transactions.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DIVIDENDS AND DISTRIBUTIONS
-------------------------------------------------------------------------------

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

TAX INFORMATION
-------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

30

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TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

- Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

- Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations.

- Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

- Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds may be subject to state and local taxes. You should verify your tax liability with your tax advisor.

                                                                 PROSPECTUS  31

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Global Advisors, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year period ended March 31, 2000, based on the average daily net assets for each Fund, as set forth below:

FUND                                                          ADVISORY FEE
--------------------------------------------------------------------------------

Nova                                                              .75%

OTC                                                               .75%

Mekros*                                                           .90%

U.S. Government Money Market                                      .50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

* THE MEKROS FUND HAD NOT COMMENCED OPERATIONS AS OF MARCH 31, 2000. FIGURE REPRESENTS CONTRACTUAL FEE AMOUNT FOR CURRENT FISCAL YEAR.

32

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
FUND                     MANAGER            BIOGRAPHY
--------------------------------------------------------------------------------
OTC                     Mike Byrum, CFA     Part of the original Rydex
                                            investment team when the Advisor was
                                            founded in 1993. He was named Vice
                                            President in 1998. Prior to joining
                                            Rydex he was associated in a
                                            brokerage capacity with Money
                                            Management Associates, the
                                            investment advisor to the Rushmore
                                            Funds.

NOVA                    Tom Michael         Joined Rydex in 1994 as the
                                            portfolio manager of Nova. He was
                                            named Senior Portfolio Manager in
                                            1999. Prior to joining Rydex he was
                                            a Derivatives Strategist at Cedar Street
                                            Investment Management in Chicago,
                                            Ill. He also served as Director of
                                            Research at Chicago based
                                            Chronometrics.

U.S. GOVERNMENT         Anne Ruff           Joined Rydex in 1996 as the
MONEY MARKET                                portfolio manager for the U.S.
                                            Government Money Market Fund. She is
                                            also editor of Rydex Today, a
                                            newsletter for investment advisors.
                                            Prior to joining Rydex she served as
                                            the Assistant Vice President and
                                            Portfolio Manager of a fixed-income
                                            portfolio for United Services Life
                                            Insurance Companies.

MEKROS                  Team Managed        The Mekros Fund is managed by a team
                                            of investment professionals and no
                                            one person is responsible for making
                                            investment decisions. Chuck Tennes
                                            has group leadership over the Fund.
                                            Chuck joined Rydex in 1999 as Senior
                                            Portfolio Manager with extensive
                                            experience on international finance.
                                            He served as Chief Investment
                                            Officer at GIT Investment Funds in
                                            Arlington, Virginia where he managed
                                            an emerging markets equity fund that
                                            invested in more than 30 countries.

                                                                 PROSPECTUS  33

NOVA FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Nova Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an Investor Class Share of the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.


                                               YEAR         YEAR         YEAR       PERIOD        YEAR
                                              ENDED        ENDED        ENDED        ENDED       ENDED
                                          MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    JUNE 30,
                                               2000         1999         1998      ***1997        1996
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
  BEGINNING OF PERIOD                        $34.87       $29.82       $17.89       $15.68      $11.81
                                             ------       ------       ------       ------      ------
  Net Investment Income                         .47          .45          .59          .35         .56
  Net Realized and Unrealized
    Gains on Securities                        6.60         5.01        11.39         2.19        3.31
                                             ------       ------       ------       ------      ------
  Net Increase in Net Asset Value
   Resulting from Operations                   7.07         5.46        11.98         2.54        3.87
  Distributions to Shareholders from:
    Net Investment Income                     (.01)        (.41)           --           --          --
    Net Realized Capital Gain                    --           --        (.05)        (.33)          --
                                             ------       ------       ------       ------      ------
  Net Increase in Net Asset Value              7.06         5.05        11.93         2.21        3.87
                                             ------       ------       ------       ------      ------
NET ASSET VALUE--END OF PERIOd               $41.93       $34.87       $29.82       $17.89      $15.68
                                             ======       ======       ======       ======      ======
TOTAL INVESTMENT RETURN                      20.29%       18.54%       67.02%      20.92%*      32.77%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                              1.18%        1.19%        1.13%       1.19%*
  Net Expenses                                1.18%        1.19%        1.11%       1.16%*       1.31%
  Net Investment Income                       1.26%        1.47%        2.42%       2.69%*       3.14%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                    311%         445%           --           --          --
  Net Assets, End of Year
    (000's omitted)                        $748,147     $655,275     $986,247     $181,930    $224,541
------------------------------------------------------------------------------------------------------

+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*   ANNUALIZED

** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR THE YEARS ENDED MARCH 31, 1998 AND PRIOR, THE NOVA FUND TYPICALLY HELD MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

34

OTC FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single OTC Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an Investor Class Share of the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.


                                               YEAR         YEAR         YEAR       PERIOD        YEAR
                                              ENDED        ENDED        ENDED        ENDED       ENDED
                                          MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    JUNE 30,
                                               2000         1999         1998      ***1997        1996
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
  BEGINNING OF PERIOD                      $47.70        $27.68        $17.93       $15.16      $12.22
                                           ------        ------        ------       ------      ------
  Net Investment Income (Loss)              (.67)         (.36)         (.14)          .01         .06
  Net Realized and Unrealized
    Gains on Securities                     50.64         20.65          9.99         2.84        3.24
                                           ------        ------        ------       ------      ------
  Net Increase in Net Asset Value
    Resulting from Operations               49.97         20.29          9.85         2.85        3.30
  Distributions to Shareholders from:
    Net Investment Income                      --            --            --        (.07)          --
    Net Realized Capital Gain               (.47)         (.27)         (.10)        (.01)       (.36)
                                           ------        ------        ------       ------      ------
  Net Increase in Net Asset Value           49.50         20.02          9.75         2.77        2.94
                                           ------        ------        ------       ------      ------
NET ASSET VALUE--END OF PERIOD             $97.20        $47.70        $27.68       $17.93      $15.16
                                           ======        ======        ======       ======      ======
TOTAL INVESTMENT RETURN                   105.32%        73.73%        55.05%      24.77%*      26.44%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                            1.15%         1.15%         1.13%       1.27%*
  Net Expenses                              1.15%         1.15%         1.13%       1.27%*       1.33%
  Net Investment Income (Loss)            (1.01)%       (0.97)%       (0.58)%       0.08%*       0.44%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                  385%          773%          972%       1,140%      2,579%
  Net Assets, End of Year
    (000's omitted)                    $3,762,540    $1,277,571      $449,794      $52,278     $48,716
------------------------------------------------------------------------------------------------------

+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*   ANNUALIZED

** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

                                                                  PROSPECTUS  35

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single U.S. Money Market Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an Investor Class Share of the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.


                                               YEAR         YEAR         YEAR       PERIOD        YEAR
                                              ENDED        ENDED        ENDED        ENDED       ENDED
                                          MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    JUNE 30,
                                               2000         1999         1998      ***1997        1996
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
  BEGINNING OF PERIOD                         $1.00        $1.00        $1.00        $1.00       $1.00
                                             ------       ------       ------       ------      ------
  Net Investment Income                         .04          .04          .04          .03         .04
                                             ------       ------       ------       ------      ------
  Net Increase in Net Asset Value
    Resulting from Operations                   .04          .04          .04          .03         .04
  Distributions to Shareholders from
    Net Investment Income                     (.04)        (.04)        (.04)        (.03)       (.04)
                                             ------       ------       ------       ------      ------
  Net Increase in Net Asset Value               .00          .00          .00          .00         .00
                                             ------       ------       ------       ------      ------
NET ASSET VALUE--END OF PERIOD                $1.00        $1.00        $1.00        $1.00       $1.00
                                             ======       ======       ======       ======      ======
TOTAL INVESTMENT RETURN                       4.48%        4.55%        4.69%       4.39%*       4.60%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                              0.89%        0.84%        0.89%       0.86%*          --
  Net Expenses                                0.88%        0.83%        0.89%       0.86%*       0.99%
  Net Investment Income                       4.36%        4.37%        4.37%       4.06%*       4.18%
SUPPLEMENTARY DATA:
  Net Assets, End of Year
  (000's omitted)                          $686,198     $949,802     $253,295     $283,553    $153,925
------------------------------------------------------------------------------------------------------

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*  ANNUALIZED

** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

36

BENCHMARK INFORMATION
--------------------------------------------------------------------------------

THE NOVA FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S CORP. (S&P); AND THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ"); AND THE MEKROS FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY THE FRANK RUSSELL COMPANY ("RUSSELL").

NEITHER S&P, NASDAQ NOR RUSSELL MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX, THE NASDAQ 100 INDEX OR THE RUSSELL 2000 INDEX RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NEITHER S&P, NASDAQ NOR RUSSELL GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE NASDAQ 100 INDEX, THE RUSSELL 2000 INDEX RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P, NASDAQ NOR RUSSELL MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS. THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE NASDAQ 100 INDEX OR THE RUSSELL 2000 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P, NASDAQ NOR RUSSELL MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX, THE NASDAQ 100 INDEX OR THE RUSSELL 2000 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

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------------------------------------------------------------------------------

Additional information about the Funds is included in a Statement of Additional Information dated August 1, 2000 as supplemented October 9, 2000 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling (800) 820-0888 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Fund's SEC registration number is 811-7584.



[LOGO]

9601 Blackwell Road, Suite 500,
Rockville, Maryland 20850

www.rydexfunds.com

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850

                         1-800-820-0888    301-296-5100
                               WWW.RYDEXFUNDS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of Rydex Series Funds (the "Trust"):

NOVA FUND                            CONSUMER PRODUCTS FUND
URSA FUND                            ELECTRONICS FUND
OTC FUND                             ENERGY FUND
ARKTOS FUND                          ENERGY SERVICES FUND
MEKROS FUND                          FINANCIAL SERVICES FUND
JUNO FUND                            HEALTH CARE FUND
U.S. GOVERNMENT BOND FUND            INTERNET FUND
LARGE-CAP EUROPE FUND                LEISURE FUND
LARGE-CAP JAPAN FUND                 PRECIOUS METALS FUND
URSA MASTER FUND                     RETAILING FUND
ARKTOS MASTER FUND                   TECHNOLOGY FUND
JUNO MASTER FUND                     TELECOMMUNICATIONS FUND
UTILITIES MASTER FUND                TRANSPORTATION FUND
BANKING FUND                         UTILITIES FUND
BASIC MATERIALS FUND                 U.S. GOVERNMENT MONEY MARKET FUND
BIOTECHNOLOGY FUND


This SAI is not a prospectus. It should be read in conjunction with the Trust's Prospectuses for Investor Class, Advisor Class, and E Class Shares, dated August 1, 2000, as supplemented October 9, 2000 and the Trust's Prospectus, dated October 9, 2000, for C Class Shares. A copy of the Trust's Prospectus is available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above.

   The date of this SAI is August 1, 2000, as supplemented October 9, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----
GENERAL INFORMATION ABOUT THE TRUST.....................................3

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS...........................3

DESCRIPTION OF THE MONEY MARKET FUND....................................7

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS........................7

INVESTMENT RESTRICTIONS................................................21

PORTFOLIO TRANSACTIONS AND BROKERAGE...................................25

MANAGEMENT OF THE TRUST................................................29

PRINCIPAL HOLDERS OF SECURITIES........................................36

DETERMINATION OF NET ASSET VALUE.......................................52

PERFORMANCE INFORMATION................................................54

CALCULATION OF RETURN QUOTATIONS.......................................55

INFORMATION ON COMPUTATION OF YIELD....................................59

PURCHASE AND REDEMPTION OF SHARES......................................60

DIVIDENDS, DISTRIBUTIONS, AND TAXES....................................61

OTHER INFORMATION......................................................65

COUNSEL................................................................66

AUDITORS AND CUSTODIAN.................................................66

FINANCIAL STATEMENTS...................................................66

APPENDIX...............................................................67

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Currently, the Trust is composed of the following series: Nova, Ursa, Ursa Master, OTC, Arktos, Arktos Master, Mekros, Juno, Juno Master, U.S. Government Bond (the "Bond Fund"), Large-Cap Europe and Large-Cap Japan (together the "International Funds") (collectively, the "Benchmark Funds"); Banking, Basic Materials, Biotechnology, Consumer Products, Electronics, Energy, Energy Services, Financial Services, Health Care, Internet, Leisure, Precious Metals, Retailing, Technology, Telecommunications, Transportation, Utilities, Utilities Master (collectively, the "Sector Funds"); and the U.S. Government Money Market Fund (the "Money Market Fund"). The Ursa Master, Arktos Master, and Juno Master Funds (collectively, the "Master Funds") serve as master funds in a master-feeder arrangement with the Ursa, Arktos, and Juno Funds, respectively. The Utilities Master Fund is not currently offering shares and at which time it does offer shares, it will only do so through a master-feeder arrangement with the Utilities Fund.

The Trust currently offers Investor Class Shares, Advisor Class Shares, E Class Shares, and C Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, a contingent deferred sales load is imposed on the redemption of C Class Shares. Sales charges and minimum investment requirements are described in the prospectus. For more information on shareholder servicing and distribution expenses, see "Distributor." Additional Funds and/or classes may be created from time to time.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND
The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

BASIC MATERIALS FUND
The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

BIOTECHNOLOGY FUND
The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved
                                      3
seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND
The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund may invest in companies that manufacture durable products such as furniture, major appliances, and personal computers. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, and sports). In addition, the Fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.

ELECTRONICS FUND
The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing (CAD/CAM), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

ENERGY FUND
The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND
The Fund may invest in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND
The Fund may invest in companies that are involved in the financial sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

Securities and Exchange Commission ("SEC") regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act"), allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND
The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

INTERNET FUND
The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

LEISURE FUND
The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products, and gaming casinos.

PRECIOUS METALS FUND
The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector ("Precious Metals Companies"). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

RETAILING FUND
The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest include general merchandise retailers, department stores, restaurant franchises, drug stores, motor vehicle and marine dealers, and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND
The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

TELECOMMUNICATIONS FUND
The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND
The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and its related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

UTILITIES FUND
The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's prospectus. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government Securities.

The Money Market Fund is governed by SEC rules which impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL
Each Fund's investment objective and principal investment strategies are described in the Prospectuses. The investment objective of the Nova Fund, Ursa Fund, OTC Fund, Bond Fund, Juno Fund and Money Market Fund, including the benchmark of the Nova Fund and Ursa Fund are fundamental policies which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING
The Nova Fund, Mekros Fund, Bond Fund, International Funds, and Sector Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Nova Fund, Mekros Fund, Bond Fund, International Funds, or Sector Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Nova Fund, Mekros Fund, Bond Fund, International Funds, and Sector Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

CURRENCY TRANSACTIONS
Although the International Funds do not currently expect to engage in currency hedging, currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S.

dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date its matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FOREIGN ISSUERS
The International and Sector Funds may invest in issuers located outside the United States. The International and Sector Funds may purchase American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

RISK FACTORS REGARDING EUROPE - The Large-Cap Europe Fund seeks to provide investment results, which correspond to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50-SM- Index (the "Stoxx 50 Index"). The Stoxx 50 Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 16 countries include the 15 western European countries which comprise the European Union (EU) and Switzerland.

The EU consists of 15 countries of western Europe: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The

EU's primary goal is the creation of a single, unified market through which goods, people and capital could move freely.

Effective January 1, 1999, 11 of the 15 member states of the European Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, the Fund will treat the euro as a separate currency from that of any member state.

Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.

The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which the Fund may invest insofar as price sources based upon current currencies of the member states will be replaced, and market conventions, such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.

Europe may experience difficulty with the transition to the euro. For example, different national economies must adjust to a unified monetary system, the absence of exchange rate flexibility and the loss of economic sovereignty. The Continent's economies are diverse, its governments are decentralized and its cultures differ widely. Unemployment is relatively high from a historical perspective and could pose a political risk that one or more countries might exit the union placing the currency and banking system in jeopardy.

The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short- and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact each Fund's euro-denominated investments.

RISK FACTORS REGARDING JAPAN - The Large-Cap Japan Fund seeks to provide investment results, which correspond to the performance of a specific benchmark. The Fund's current benchmark is Japan's Topix 100 Index. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange.

The Japanese stock market was established in 1878 as the Tokyo Stock Exchange Company Ltd. Japanese stock exchanges are located in eight cities: Tokyo, Osaka, Nagoya, Kyoto, Hiroshima, Fukuoka, Niigata and Sapporo. The Tokyo Stock Exchange
(TSE) is the largest of the eight exchanges in Japan. There are three distinct sections on the main Japanese stock exchanges. The First Section trades in over 1,100 of the largest and most active stocks, which account for over 95% of total market capitalization. The Second Section consists of over 400 issues with lower turnover than the First Section, which are newly quoted on the exchange or which are not listed and would otherwise be traded over-the-counter. The Third Section consists of foreign stocks, which are traded over-the-counter. Securities are denominated in the official unit of currency, the Japanese Yen.

Although some Japanese reporting, accounting and auditing practices are based substantially on U.S. principles, they are not identical to U.S. standards in some important respects, particularly with regard to unconsolidated subsidiaries and related structures. In general, Japanese corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

The Japanese agricultural industry is small and largely protected. Japan subsidizes its agricultural industry and is only 50% self-sufficient in food production. Accordingly, it is highly dependent on agricultural imports. Japan has developed a strong heavy industrial sector and is highly dependent on international trade for commodities. Strong domestic industries are automotive, electronics, and metals. Needed imports revolve around raw materials such as oil, forest products, and iron ore. Subsequently, Japan is sensitive to fluctuations in commodity prices.

While the United States is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing nations, almost all of which are in southeast Asia. As the largest economy trading in southeast Asia, external events such as the economic trials of Japan's neighbors continue to raise concerns over profit levels for the big Japanese exporters. As many of the governments of Southeast Asia frequently face domestic discontent, and as many of these countries are Japanese trading partners and investment recipients, their internal stability and its impact on regional security are of importance to Japan.

Japanese unemployment levels are high and have been an area of increasing concern. The Japanese financial sector is in need of reform involving overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of bad loans and trim their balance sheets in preparation for greater competition from foreign financial institutions as more areas of the financial sector are opened. Successful financial sector reform could allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. A large factor in determining the pace and scope of recovery is the government's handling of deregulation programs.

Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the United States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

ILLIQUID SECURITIES
While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% (10% for the Money Market Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Funds (other than the Bond Fund and Money Market Fund) presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. The Ursa, Arktos and Juno Funds pursue their respective investment goals through a master-feeder arrangement. The Bond Fund and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the requirements of the 1940 Act.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES
Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Funds will not lend more than 33 1/3% of the value of the Fund's total assets, except that the Money Market Fund will not lend more than 10% of the value of the Money Market Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Nova Fund, OTC Fund, Mekros Fund, International Funds, Sector Funds, and Utilities Master Fund may buy call options and write
(sell) put options on securities, and the Ursa Fund, Ursa Master Fund, Arktos Fund, and Arktos Master Fund may buy put options and write call options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

OPTIONS ON SECURITY INDICES. The Nova Fund, OTC Fund, Mekros Fund, International Funds, and Sector Funds may purchase call options and write put options, and the Ursa Fund, Ursa Master Fund, Arktos Fund, and Arktos Master Fund may purchase put options and write call options, on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund (other than the Money Market Fund) may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

SWAP AGREEMENTS
The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER
The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "More Information about Fund Investments and Risk" in the Trust's prospectuses). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one year.

REPURCHASE AGREEMENTS
As discussed in the Trust's Prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral.
However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS
The Ursa Fund, Juno Fund, Ursa Master Fund, Juno Master Fund, Bond Fund, and Money Market Fund may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES
The Ursa Fund, Arktos Fund, Juno Fund, Ursa Master Fund, Arktos Master Fund, and Juno Master Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Ursa Fund, Arktos Fund, Juno Fund, Ursa Master Fund, Arktos Master Fund, or Juno Master Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

The Sector Funds, International Funds, Nova Fund, OTC Fund and Mekros Fund each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none currently expect to do so, these Funds may make a short sale when the

Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS
A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR
The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

The following additional factors may affect the ability of the International Funds to achieve correlation with the performance of their respective benchmarks: (1) fluctuations in currency exchange rates; or (2) the time difference between the close of the Funds' respective benchmark and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

U.S. GOVERNMENT SECURITIES
The Bond Fund invests primarily in U.S. Government Securities, and each of the other Funds may invest in U.S. Government Securities. The Juno Fund and Juno Master Fund may enter into short transactions on U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Bond Fund will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS
The Bond Fund, Juno Fund, and Juno Master Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE BENCHMARK FUNDS (EXCEPT THE MEKROS FUND AND INTERNATIONAL FUNDS), MASTER FUNDS, AND PRECIOUS METALS FUND

A Benchmark Fund (except the Mekros Fund and International Funds), Master Fund, or Precious Metals Fund shall not:

         1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations, or
                  (ii) by engaging in repurchase agreements with respect to portfolio securities, or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

         2.       Underwrite securities of any other issuer.

         3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

         4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 7, 8, and 9, as applicable to the Fund.

         5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment or delayed-delivery basis, and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

         6. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

                  6.1 THE PRECIOUS METALS MAY (A) TRADE IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS; OR (B) INVEST IN PRECIOUS METALS AND PRECIOUS MINERALS.

         7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

                  7.1 THE PRECIOUS METALS FUND WILL INVEST 25% OR MORE OF THE VALUE OF ITS TOTAL ASSETS IN THE SECURITIES IN THE METALS-RELATED AND MINERALS-RELATED INDUSTRIES.

         8. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

                  8.1 THE NOVA FUND AND BOND FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

                  8.2 THE JUNO FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, BUT SHALL NOT MAKE PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

         9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

                  9.1 THE URSA FUND, ARKTOS FUND, JUNO FUND, URSA MASTER FUND, ARKTOS MASTER FUND, AND JUNO MASTER FUND MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN (I) THE FUND MAINTAINS A SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SECURITIES AND EXCHANGE COMMISSION OR (II) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

FUNDAMENTAL POLICIES OF THE MEKROS, INTERNATIONAL, AND SECTOR FUNDS (OTHER THAN THE PRECIOUS METALS FUND)

The Mekros, International, and Sector Funds shall not:

         10. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

         11. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

         12. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

         13. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

         14. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

         15. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

         16. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark or sector selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND

The Money Market Fund shall not:

         17. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

         18. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board of Trustees of the Trust, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

         19. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

         20.      Write or purchase put or call options.

         21. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

         22. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

         23. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund may not:

         1.       Invest in warrants.

         2.       Invest in real estate limited partnerships.

         3.       Invest in mineral leases.

The Mekros Fund, the International Funds, and each Sector Fund may not:

         4. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Fund's fundamental limitation on borrowing.

         5.       Invest in companies for the purpose of exercising control.

         6. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
                  (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

         7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

         8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolios of the Funds, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause a Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided.

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Advisor from brokers and dealers may not in all cases benefit a Fund directly. For example, such information and services received by the Advisor as a result of the brokerage allocation of one of the Funds may be of benefit to the Advisor in the management of other accounts of the Advisor, including other Funds of the Trust and other investment companies advised by the Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

For the fiscal periods ended March 31, 1998, March 31, 1999, and March 31, 2000 the Funds paid the following brokerage commissions:

-------------------------------------------------------------------------------
                                           AGGREGATE BROKERAGE COMMISSIONS
                FUND                  -----------------------------------------
                                         1998           1999            2000
-------------------------------------------------------------------------------
Nova Fund                             $836,833       $1,950,042      $1,608,026
-------------------------------------------------------------------------------
Ursa Fund                             $284,054       $  381,892      $  245,791
-------------------------------------------------------------------------------
OTC Fund                              $ 20,402       $    4,966      $   40,812
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                           AGGREGATE BROKERAGE COMMISSIONS
                FUND                  -----------------------------------------
                                         1998           1999            2000
-------------------------------------------------------------------------------
Arktos Fund                              n/a         $    5,446      $   28,122
-------------------------------------------------------------------------------
Mekros Fund*                             n/a             n/a             n/a
-------------------------------------------------------------------------------
Juno Fund                             $ 40,740       $   36,994      $   68,266
-------------------------------------------------------------------------------
U.S. Government Bond Fund             $ 18,172       $   34,498      $   17,490
-------------------------------------------------------------------------------
Large-Cap Europe Fund*                   n/a             n/a             n/a
-------------------------------------------------------------------------------
Large-Cap Japan Fund*                    n/a             n/a             n/a
-------------------------------------------------------------------------------
Banking Fund                             n/a         $  574,673      $  463,436
-------------------------------------------------------------------------------
Basic Materials Fund                     n/a         $  280,569      $  398,702
-------------------------------------------------------------------------------
Biotechnology Fund                       n/a         $  122,671      $  133,642
-------------------------------------------------------------------------------
Consumer Products Fund                   n/a         $  110,820      $  200,018
-------------------------------------------------------------------------------
Electronics Fund                         n/a         $  556,126      $  395,680
-------------------------------------------------------------------------------
Energy Fund                              n/a         $  250,391      $  239,526
-------------------------------------------------------------------------------
Energy Services Fund                     n/a         $1,024,957      $1,070,899
-------------------------------------------------------------------------------
Financial Services Fund                  n/a         $1,717,650      $  835,117
-------------------------------------------------------------------------------
Health Care Fund                         n/a         $  508,052      $  617,493
-------------------------------------------------------------------------------
Internet Fund*                           n/a             n/a             n/a
-------------------------------------------------------------------------------
Leisure Fund                             n/a         $  213,807      $  229,728
-------------------------------------------------------------------------------
Precious Metals Fund                  $200,264       $  222,795      $  306,689
-------------------------------------------------------------------------------
Retailing Fund                           n/a         $  764,655      $  594,934
-------------------------------------------------------------------------------
Technology Fund                          n/a         $  475,721      $1,149,844
-------------------------------------------------------------------------------
Telecommunications Fund                  n/a         $  232,192      $  426,774
-------------------------------------------------------------------------------
Transportation Fund                      N/a         $  263,982      $  281,242
-------------------------------------------------------------------------------
Utilities Fund*                          n/a             n/a             n/a
-------------------------------------------------------------------------------
U.S. Government Money Market Fund        n/a             n/a             n/a
-------------------------------------------------------------------------------

*The Ursa Master, Arktos Master, Juno Master, Utilities Master, Mekros, Large-Cap Europe, Large-Cap Japan, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.

"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. At March 31, 2000, the following Funds held securities of the Trust's "regular brokers or dealers":

--------------------------------------------------------------------------------------------------------------------------

                                                                          REGULAR BROKERS OR DEALERS
       FUND                 TYPE OF          -----------------------------------------------------------------------------
                           SECURITY                SALOMON        LEHMAN                          FUJI          MORGAN
                                                    SMITH        BROTHERS,    PAINEWEBBER,    SECURITIES,    STANLEY DEAN
                                                 BARNEY, INC.      INC.           INC.            INC.       WITTER & CO.
--------------------------------------------------------------------------------------------------------------------------
       Nova           Repurchase Agreements      $26,451,899    $18,594,129   $25,673,902     $22,507,953        n/a
--------------------------------------------------------------------------------------------------------------------------
                      Equity Securities              n/a         $411,086      $221,716           n/a         $3,281,830
--------------------------------------------------------------------------------------------------------------------------
       Ursa           Repurchase Agreements      $15,520,577    $10,910,053   $15,064,090     $13,206,478        n/a
--------------------------------------------------------------------------------------------------------------------------
        OTC           Repurchase Agreements      $16,994,589    $11,946,196   $16,494,748     $14,460,716        n/a
--------------------------------------------------------------------------------------------------------------------------
      Arktos          Repurchase Agreements      $21,523,665    $15,129,871   $20,890,616     $18,314,513        n/a
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

                                                                          REGULAR BROKERS OR DEALERS
       FUND                 TYPE OF          -----------------------------------------------------------------------------
                           SECURITY                SALOMON        LEHMAN                          FUJI          MORGAN
                                                    SMITH        BROTHERS,    PAINEWEBBER,    SECURITIES,    STANLEY DEAN
                                                 BARNEY, INC.      INC.           INC.            INC.       WITTER & CO.
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond  Repurchase Agreements       $758,003        $532,831      $735,709        $644,986         n/a
--------------------------------------------------------------------------------------------------------------------------
       Juno           Repurchase Agreements       $2,564,242     $1,802,511    $2,488,823      $2,181,917        n/a
--------------------------------------------------------------------------------------------------------------------------
   U.S. Government
     Money Market     Repurchase Agreements      $81,726,770    $57,449,112   $79,323,042     $69,541,407        n/a
--------------------------------------------------------------------------------------------------------------------------
                      Repurchase Agreements       $156,935        $110,316      $152,319        $133,536         n/a
      Banking         ----------------------------------------------------------------------------------------------------
                      Equity Securities              n/a            n/a           n/a             n/a            n/a
--------------------------------------------------------------------------------------------------------------------------
  Basic Materials     Repurchase Agreements        $33,642         $23,648       $32,652         $28,626         n/a
--------------------------------------------------------------------------------------------------------------------------
 Consumer Products    Repurchase Agreements        $37,380         $26,276       $36,280         $31,806         n/a
--------------------------------------------------------------------------------------------------------------------------
    Electronics       Repurchase Agreements       $843,452        $592,897      $818,645        $717,695         n/a
--------------------------------------------------------------------------------------------------------------------------
      Energy          Repurchase Agreements        $34,980         $24,589       $33,951         $29,764         n/a
--------------------------------------------------------------------------------------------------------------------------
  Energy Services     Repurchase Agreements       $494,656        $347,714      $480,107        $420,903         n/a
--------------------------------------------------------------------------------------------------------------------------
                      Repurchase Agreements       $422,008        $296,647      $409,596        $359,087         n/a
Financial Services    ----------------------------------------------------------------------------------------------------
                      Equity Securities              n/a         $2,284,544       n/a             n/a        $11,759,192
--------------------------------------------------------------------------------------------------------------------------
    Health Care       Repurchase Agreements        $71,041         $49,937       $68,951         $60,448         n/a
--------------------------------------------------------------------------------------------------------------------------
      Leisure         Repurchase Agreements        $68,733         $48,315       $66,712         $58,485         n/a
--------------------------------------------------------------------------------------------------------------------------
  Precious Metals     Repurchase Agreements        $54,297         $38,167       $52,700         $46,201         n/a
--------------------------------------------------------------------------------------------------------------------------
    Technology        Repurchase Agreements       $308,218        $216,659      $299,153        $262,263         n/a
--------------------------------------------------------------------------------------------------------------------------
Telecommunications    Repurchase Agreements       $220,781        $155,196      $214,288        $187,863         n/a
--------------------------------------------------------------------------------------------------------------------------
  Transportation      Repurchase Agreements       $229,021        $160,989      $222,285        $194,875         n/a
--------------------------------------------------------------------------------------------------------------------------
       FUND                 TYPE OF               J.P. MORGAN & CO. INC.        BB&T CORP.        BEAR STEARNS COS., INC.
                           SECURITY
--------------------------------------------------------------------------------------------------------------------------
       Nova           Equity Securities                  $805,520               $344,242                 $182,728
--------------------------------------------------------------------------------------------------------------------------
      Banking         Equity Securities                 $1,960,177                 n/a                     n/a
--------------------------------------------------------------------------------------------------------------------------
Financial Services    Equity Securities                 $4,447,617                 n/a                     n/a
--------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES

*/ALBERT P. VIRAGH, JR. (58)

         Chairman of the Board of Trustees and President of Rydex Series Funds, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors, Inc., investment adviser, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Service Company, Inc., shareholder and transfer agent servicer, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors II, Inc., investment adviser, 1998 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Distributors, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993. Address: 9601 Blackwell Road, Suite 500, Rockville,
         MD 20850.

COREY A. COLEHOUR (54)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment adviser, 1985 to present. Address:
         9601 Blackwell Road, Suite 500, Rockville, MD 20850.

J. KENNETH DALTON (58)

         Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995. Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

JOHN O. DEMARET (60)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981. Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

PATRICK T. McCARVILLE (57)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Par

----------------------------
*/ This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

         Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986. Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

ROGER SOMERS (55)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; President, Arrow Limousine, 1963 to present. Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

OFFICERS

ROBERT M. STEELE (41)

         Secretary and Vice President of Rydex Series Funds, 1994 to present; Secretary and Vice President of Rydex Variable Trust, 1998 to present; Secretary and Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Distributors, Inc., 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994. Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

CARL G. VERBONCOEUR (47)

         Vice President and Treasurer of Rydex Series Funds, 1997 to present; Vice President and Treasurer of the Rydex Variable Trust, 1998 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Distributors, Inc., 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993. Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

MICHAEL P. BYRUM (30)

         Vice President and Assistant Secretary of Rydex Series Funds, 1997 to present; Vice President and Assistant Secretary of the Rydex Variable Trust, 1998 to present; Vice President and Assistant Secretary of the Rydex Dynamic Funds, 1999 to present; Vice President and Senior Portfolio Manager of PADCO Advisors, Inc., investment adviser, 1993 to present; Vice President and Senior Portfolio Manager of PADCO Advisors II Inc., investment adviser, 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment adviser, 1992 to 1993.
         Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2000, is set forth in the table below:

                                                                                              TOTAL
                                                    PENSION OR                              COMPENSATION
                                 AGGREGATE          RETIREMENT            ESTIMATED          FROM FUND
  NAME OF PERSON, POSITION     COMPENSATION      BENEFITS ACCRUED      ANNUAL BENEFITS      COMPLEX FOR
                                FROM TRUST      AS PART OF TRUST'S     UPON RETIREMENT       SERVICE ON
                                                    EXPENSES                               THREE BOARDS**
Albert P. Viragh, Jr.*,             $0                   $0                    $0                 $0
CHAIRMAN AND PRESIDENT

Corey A. Colehour,                $23,000                $0                    $0               $34,500
TRUSTEE

                                                                                              TOTAL
                                                    PENSION OR                              COMPENSATION
                                 AGGREGATE          RETIREMENT            ESTIMATED          FROM FUND
  NAME OF PERSON, POSITION     COMPENSATION      BENEFITS ACCRUED      ANNUAL BENEFITS      COMPLEX FOR
                                FROM TRUST      AS PART OF TRUST'S     UPON RETIREMENT       SERVICE ON
                                                    EXPENSES                               THREE BOARDS**
J. Kenneth Dalton,                $23,000                $0                    $0               $34,500
TRUSTEE

Roger Somers,                     $23,000                $0                    $0               $34,500
TRUSTEE

John O. Demaret,                  $23,000                $0                    $0               $34,500
TRUSTEE

Patrick T. McCarville,            $23,000                $0                    $0               $34,500
TRUSTEE

*    Denotes an "interested person" of the Trust.
** Each member of the Board of Trustees also serves as a Trustee to Rydex Variable Trust and to Rydex Dynamic Funds.

As of the date of this Statement of Additional Information, the Trustees and the officers of the Trust, as a group, owned, of record and beneficially, less than 1% of the outstanding shares of each Fund.

ADVISOR

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, MD 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and does business under the name Rydex Global Advisors (the "Advisor"). Albert P. Viragh, Jr., the Chairman of the Board of Trustees and President of the Advisor, owns a controlling interest in the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of June 30, 2000, assets under management of the Advisor were approximately $8.7 billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

For the fiscal periods ended March 31, 1998, March 31, 1999 and March 31, 2000 the Advisor received the following investment advisory fees:

-------------------------------------------------------------------------------
                                                 ADVISORY FEES PAID
                FUND                 ------------------------------------------
                                         1998            1999           2000
-------------------------------------------------------------------------------
Nova Fund                            $4,588,393      $5,775,479     $ 5,270,996
-------------------------------------------------------------------------------
Ursa Fund                            $2,956,581      $4,849,228     $ 4,186,918
-------------------------------------------------------------------------------
OTC Fund                             $2,529,352      $5,142,021     $15,907,226
-------------------------------------------------------------------------------
Arktos Fund                              n/a         $  297,921     $ 1,166,576
-------------------------------------------------------------------------------
Mekros Fund*                             n/a            n/a             n/a
-------------------------------------------------------------------------------
Juno Fund                            $  160,954      $  113,091     $   167,258
-------------------------------------------------------------------------------
U.S. Government Bond Fund            $   91,744      $  180,288     $   115,638
-------------------------------------------------------------------------------
Large-Cap Europe Fund*                   n/a            n/a             n/a
-------------------------------------------------------------------------------
Large-Cap Japan Fund*                    n/a            n/a             n/a
-------------------------------------------------------------------------------
Banking Fund                             n/a         $   98,045     $   149,100
-------------------------------------------------------------------------------
Basic Materials Fund                     n/a         $   51,654     $   122,580
-------------------------------------------------------------------------------
Biotechnology Fund                       n/a         $  203,735     $ 1,983,545
-------------------------------------------------------------------------------
Consumer Products Fund                   n/a         $   64,921     $   102,097
-------------------------------------------------------------------------------
Electronics Fund                         n/a         $  287,912     $ 1,148,841
-------------------------------------------------------------------------------
Energy Fund                              n/a         $   56,392     $    99,495
-------------------------------------------------------------------------------
Energy Services Fund                     n/a         $  147,529     $   350,059
-------------------------------------------------------------------------------
Financial Services Fund                  n/a         $  224,408     $   311,265
-------------------------------------------------------------------------------
Health Care Fund                         n/a         $  219,227     $   215,917
-------------------------------------------------------------------------------
Internet Fund*                           n/a            n/a             n/a
-------------------------------------------------------------------------------
Leisure Fund                             n/a         $   45,641     $    48,812
-------------------------------------------------------------------------------
Precious Metals Fund                 $  185,396      $  222,795     $   276,528
-------------------------------------------------------------------------------
Retailing Fund                           n/a         $  285,542     $   147,554
-------------------------------------------------------------------------------
Technology Fund                          n/a         $  342,246     $   927,380
-------------------------------------------------------------------------------
Telecommunications Fund                  n/a         $  118,715     $   586,872
-------------------------------------------------------------------------------
Transportation Fund                      n/a         $   41,446     $    48,417
-------------------------------------------------------------------------------
Utilities Fund*                          n/a            n/a             n/a
-------------------------------------------------------------------------------
U.S. Government Money Market Fund    $1,361,674      $3,913,720     $ 5,487,437
-------------------------------------------------------------------------------


*The Ursa Master, Arktos Master, Juno Master, Utilities Master, Mekros, Large-Cap Europe, Large-Cap Japan, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by PADCO Service Company, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under Federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. For the fiscal periods ended March 31, 1998, March 31, 1999, and March 31, 2000 the Funds paid the Servicer the following service fees:

-------------------------------------------------------------------------------
                                          ADMINISTRATIVE SERVICE FEES PAID
                FUND                  -----------------------------------------
                                         1998           1999            2000
-------------------------------------------------------------------------------
Nova Fund                             $1,529,464     $1,913,364      $1,756,911
-------------------------------------------------------------------------------
Ursa Fund                             $  821,273     $1,367,076      $1,163,033
-------------------------------------------------------------------------------
OTC Fund                              $  674,494     $1,371,206      $4,407,018
-------------------------------------------------------------------------------
Arktos Fund                              n/a         $   82,742      $  323,351
-------------------------------------------------------------------------------
Mekros Fund*                             n/a            n/a             n/a
-------------------------------------------------------------------------------
Juno Fund                             $   44,710     $   31,414      $   46,461
-------------------------------------------------------------------------------
U.S. Government Bond Fund             $   36,617     $   72,115      $   46,255
-------------------------------------------------------------------------------
Large-Cap Europe Fund*                   n/a            n/a             n/a
-------------------------------------------------------------------------------
Large-Cap Japan Fund*                    n/a            n/a             n/a
-------------------------------------------------------------------------------
Banking Fund                             n/a         $   28,671      $   43,853
-------------------------------------------------------------------------------
Basic Materials Fund                     n/a         $   15,293      $   36,053
-------------------------------------------------------------------------------
Biotechnology Fund                       n/a         $   59,922      $  583,396
-------------------------------------------------------------------------------
Consumer Products Fund                   n/a         $   19,094      $   30,539
-------------------------------------------------------------------------------
Electronics Fund                         n/a         $   84,680      $  337,892
-------------------------------------------------------------------------------
Energy Fund                              n/a         $   16,586      $   27,424
-------------------------------------------------------------------------------
Energy Services Fund                     n/a         $   43,391      $  102,958
-------------------------------------------------------------------------------
Financial Services Fund                  n/a         $   66,623      $   91,549
-------------------------------------------------------------------------------
Health Care Fund                         n/a         $   64,478      $   63,505
-------------------------------------------------------------------------------
Internet Fund*                           n/a            n/a             n/a
-------------------------------------------------------------------------------
Leisure Fund                             n/a         $   13,424      $   14,356
-------------------------------------------------------------------------------
Precious Metals Fund                  $   53,408     $   59,123      $   75,371
-------------------------------------------------------------------------------
Retailing Fund                           n/a         $   83,983      $   43,398
-------------------------------------------------------------------------------
Technology Fund                          n/a         $  100,661      $  272,759
-------------------------------------------------------------------------------
Telecommunications Fund                  n/a         $   34,916      $  173,135
-------------------------------------------------------------------------------
Transportation Fund                      n/a         $   12,190      $   14,240
-------------------------------------------------------------------------------
Utilities Fund*                          n/a            n/a             n/a
-------------------------------------------------------------------------------
U.S. Government Money Market Fund     $  544,706     $1,565,488      $2,194,975
-------------------------------------------------------------------------------

*The Ursa Master, Arktos Master, Juno Master, Utilities Master, Mekros, Large-Cap Europe, Large-Cap Japan, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.

Pursuant to an Accounting Service Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions. The Servicer received the following fees for the fiscal periods ended March 31, 1998, March 31, 1999, and March 31, 2000:

-------------------------------------------------------------------------------
                                            ACCOUNTING SERVICES FEES PAID
                FUND                  -----------------------------------------
                                         1998           1999            2000
-------------------------------------------------------------------------------
Nova Fund                             $140,353       $205,109        $161,882
-------------------------------------------------------------------------------
Ursa Fund                             $ 93,626       $150,376        $118,877
-------------------------------------------------------------------------------
OTC Fund                              $ 92,254       $182,519        $392,958
-------------------------------------------------------------------------------
Arktos Fund                             n/a          $ 39,764        $ 56,234
-------------------------------------------------------------------------------
Mekros Fund*                            n/a             n/a             n/a
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                            ACCOUNTING SERVICES FEES PAID
                FUND                  -----------------------------------------
                                         1998           1999            2000
-------------------------------------------------------------------------------
Juno Fund                             $ 19,703       $ 17,273        $ 17,635
-------------------------------------------------------------------------------
U.S. Government Bond Fund             $ 21,531       $ 32,901        $ 21,209
-------------------------------------------------------------------------------
Large-Cap Europe Fund*                  n/a             n/a             n/a
-------------------------------------------------------------------------------
Large-Cap Japan Fund*                   n/a             n/a             n/a
-------------------------------------------------------------------------------
Banking Fund                            n/a          $ 11,907        $ 12,181
-------------------------------------------------------------------------------
Basic Materials Fund                    n/a          $  7,487        $ 12,478
-------------------------------------------------------------------------------
Biotechnology Fund                      n/a          $ 22,396        $ 62,215
-------------------------------------------------------------------------------
Consumer Products Fund                  n/a          $  8,750        $  9,756
-------------------------------------------------------------------------------
Electronics Fund                        n/a          $ 24,166        $ 48,927
-------------------------------------------------------------------------------
Energy Fund                             n/a          $  8,684        $ 10,746
-------------------------------------------------------------------------------
Energy Services Fund                    n/a          $ 17,085        $ 30,584
-------------------------------------------------------------------------------
Financial Services Fund                 n/a          $ 22,966        $ 22,325
-------------------------------------------------------------------------------
Health Care Fund                        n/a          $ 24,042        $ 21,141
-------------------------------------------------------------------------------
Leisure Fund                            n/a          $  7,413        $  5,154
-------------------------------------------------------------------------------
Precious Metals Fund                  $ 23,688       $ 30,681        $ 30,309
-------------------------------------------------------------------------------
Retailing Fund                          n/a          $ 27,688        $ 13,138
-------------------------------------------------------------------------------
Technology Fund                         n/a          $ 32,508        $ 49,249
-------------------------------------------------------------------------------
Telecommunications Fund                 n/a          $ 14,839        $ 39,353
-------------------------------------------------------------------------------
Transportation Fund                     n/a          $  6,719        $  4,552
-------------------------------------------------------------------------------
Utilities Fund*                         n/a             n/a             n/a
-------------------------------------------------------------------------------
U.S. Government Money Market Fund     $ 82,651       $202,742        $234,105
-------------------------------------------------------------------------------


*The Ursa Master, Arktos Master, Juno Master, Utilities Master, Mekros, Large-Cap Europe, Large-Cap Japan, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.

DISTRIBUTION
Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Trust. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Funds' current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

ADVISOR CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the "Advisor Class Plan"). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to .25% of each Fund's assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to .25% of each Fund's assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

Following are the fees paid under this plan for the fiscal year ended March 31, 2000:

FUND                                                                 FEES PAID
------------------------------------------------------------------------------
Banking Fund                                                       $    34,222
Basic Materials Fund                                                    11,658
Biotechnology Fund                                                     269,568
Consumer Products Fund                                                  48,466
Electronics Fund                                                       188,596
Energy Fund                                                              6,872
Energy Services Fund                                                    40,392
Financial Services Fund                                                 65,378
Health Care Fund                                                        39,418
Internet Fund*                                                             n/a
Leisure Fund                                                             9,582
Retailing Fund                                                          32,756
Technology Fund                                                        166,448
Telecommunications Fund                                                112,466
Transportation Fund                                                      4,594
Utilities Fund*                                                            n/a
U.S. Government Money Market Fund                                    1,504,822
Nova Fund                                                              204,626
Ursa Fund                                                               27,734
OTC Fund                                                               361,322

*The Internet and Utilities Funds had not commenced operations as of March 31, 2000.

C CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C Class Shares (the "C Class Plan"). Under the C Class Plan, the Distributor, or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to C Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C Class Plan allows for payment of up to .75% of each Fund's assets attributable to C Class Shares as compensation for distribution services and up to .25% of each Fund's assets attributable to C Class Shares as compensation for shareholder services.

E CLASS DISTRIBUTION PLAN - The Mekros, Large-Cap Europe and Large-Cap Japan Funds have adopted a Distribution and Shareholder Services Plan for their E Class Shares (the "E Class Plan"). Under the E Class Plan, the Distributor, or designated Service Providers, may receive up to .25% of each Fund's assets attributable to E Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

PRINCIPAL HOLDERS OF SECURITIES

As of June 22, 2000, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
U.S. Government Bond Fund
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            616,489.707     16.14
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
----------------------------------------------------- --------------- -------
ABN AMRO Incorporated                                 306,756.148     8.03
850-17002-18
Attn:  Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
----------------------------------------------------- --------------- -------
Trust Company of America                              1,445,234.037   37.83
FBO: FPI
7103 S Revere Parkway
Englewood, CO 80112
-----------------------------------------------------------------------------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
Juno Fund
----------------------------------------------------- --------------- -------
FTC & Co.                                             125,648.637     12.47
Attn: Datalynx #410
P.O. Box 173736
Denver, CO 80217-3736
----------------------------------------------------- --------------- -------
RSBCO                                                 215,803.010     21.41
P.O. Drawer 1410
Ruston, LA 71273
----------------------------------------------------- --------------- -------
Martin L. Leibowitz                                   129,973.315     12.90
One 5th Ave., Apt. 13-K
New York, NY 10003
-----------------------------------------------------------------------------

Nova Fund - Investor Class
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          815,335.906     6.40
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      841,490.483     6.61
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041-3299
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     1,411,427.687   11.08
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            2,682,614.398   21.06
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94104-4122
-----------------------------------------------------------------------------
Ursa Fund - Investor Class
----------------------------------------------------- --------------- -------
Trust Company of America                              2,069,793.576   5.18
CUST/FBO PSI
P.O. Box 6503
Englewood, CO 80155
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            8,931,522.400   22.35
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94101-4122
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     3,654,816.761   9.15
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY  10008-3752
-----------------------------------------------------------------------------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
OTC Fund - Investor Class
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            32,701,482.663  28.72
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94101-4122
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          8,984,386.825   7.89
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     23,836,678.158  20.94
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY  10008-3752
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      8,234,469.910   7.23
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
-----------------------------------------------------------------------------
Arktos Fund
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            893,271.340     15.75
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     573,226.211     10.10
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      292,469.073     5.16
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------
Trust Company of America                              472,864.926     8.34
CUST/FBO PSI
P.O. Box 6503
Englewood, CO  80155
-----------------------------------------------------------------------------
Banking Fund - Investor Class
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            297,183.670     11.08
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94101-4122
----------------------------------------------------- --------------- -------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          191,426.091     7.14
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     505,339.369     18.85
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY  10008-3752
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      485,466.382     18.11
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------
Firstar Trust Company                                 284,289.341     10.60
AGG Growth Mutual Funds Port
C/o R. Meeder & Associates
P.O. Box 7177
Dublin, OH 43017
-----------------------------------------------------------------------------
Basic Materials Fund - Investor Class
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            66,336.329      17.03
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          30,973.206      7.95
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     78,126.059      20.06
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------
Michael Holmes (RIRA)                                 20,977.623      5.39
24912 Hendon Street
Laguna Hills, CA 92651
----------------------------------------------------- --------------- -------
Anthony M. Schultz                                    42,862.238      11.01
10020 Vista Montanoso
Escondido, CA 92026
-----------------------------------------------------------------------------
Biotechnology Fund - Investor Class
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            5,805,079.603   28.26
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
----------------------------------------------------- --------------- -------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          1,415,499.616   6.89
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     5,057,504.725   24.62
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      1,095,452.131   5.33
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
-----------------------------------------------------------------------------
Consumer Products Fund - Investor Class
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            36,233.927      10.59
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94104-4122
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          22,518.747      6.58
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
PADCO Advisors, Inc.                                  25,740.026      7.52
6166 Executive Blvd.
Suite 400
Rockville, MD 20852
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      197,845.030     57.81
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     19,190.326      5.61
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
-----------------------------------------------------------------------------
Electronics Fund - Investor Class
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            1,940,773.054   16.42
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94101-4122
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     4,510,240.028   38.15
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      669,411.347     5.66
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
-----------------------------------------------------------------------------
Energy Fund - Investor Class
----------------------------------------------------- --------------- -------
FTC & Co.                                             252,526.298     12.64
Attn: Datalynx # A79
P.O. Box 173736
Denver, CO 80217
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     648,717.099     32.46
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------
FTC & Co.                                             389,596.025     19.49
Attn: Datalynx #184
P.O. Box 173736
Denver, CO 80217-3736
----------------------------------------------------- --------------- -------
Star Bank, -NA CUST FBO                               160,016.219     8.01
Opti-Flex Dynamic Fund
P.O. Box 640229
Cincinatti, OH 45264-0229
-----------------------------------------------------------------------------
Energy Services Fund - Investor Class
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     2,223,899.229   29.44
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------
FTC & Co.                                             454,237.117     6.01
Attn: Datalynx #184
P.O. Box 173736
Denver, CO 80217-3736
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      438,107.597     5.80
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            1,448,197.024   19.17
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------
Financial Services Fund - Investor Class
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            1,252,988.209   28.27
Special Custody Account - REINV
Attn: Mutual Funds Team E
----------------------------------------------------- --------------- -------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
101 Montgomery Street
San Francisco, CA 94104-4122
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          318,407.163     7.18
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     1,033,577.363   23.32
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      823,378.671     18.58
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
-----------------------------------------------------------------------------
Health Care Fund - Investor Class
----------------------------------------------------- --------------- -------
Nicholas Kardasis (RIRA)                              511,608.669     12.09
70 Standish Circle
Wellesley, MA 02481
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            398,177.006     9.41
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     1,411,060.983   33.34
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      240,417.860     5.68
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------
FTC & Co.                                             321,554.115     7.60
Attn: Datalynx #379
P.O. Box 173736
Denver, CO 80017
-----------------------------------------------------------------------------
Internet Fund - Investor Class
----------------------------------------------------- --------------- -------
Randall R. Fisher (IRA)                               61,804.697      6.25
750 Camino Del Codorniz
Tucson, AZ 85748
----------------------------------------------------- --------------- -------
Thomas W. Stauss                                      91,787.603      9.29
127 Nottingham Lane
Ocean Pines, MD 21811
----------------------------------------------------- --------------- -------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     138,874.680     14.05
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------
Leisure Fund - Investor Class
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     195,372.178     25.94
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------
ABN AMRO Inc.                                         283,808.019     37.69
850-17002-18
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
----------------------------------------------------- --------------- -------
Trust Company of America                              58,858.100      7.82
FBO LBS
P.O. Box 6503
Englewood, CO 80155
-----------------------------------------------------------------------------
Precious Metals Fund
----------------------------------------------------- --------------- -------
First Trust & Co.                                     171,067.503     6.89
Attn: Datalynx #026
P.O. Box 173736
Denver, CO 80217-3736
----------------------------------------------------- --------------- -------
FTC & CO.                                             236,112.116     9.52
Attn: Datalynx #184
P.O. Box 173736
Denver, CO 80217-3736
-----------------------------------------------------------------------------
Retailing Fund - Investor Class
----------------------------------------------------- --------------- -------
Allon & Beth Shadmi                                   6,253.905       6.29
12 Brandywine Ct.
Scotch Plains, NJ 07076
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            8,830.052       8.88
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          8,420.770       8.46
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     12,049.124      12.11
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
Sidney E. Hall (RIRA)                                 6,121.987       6.15
6325 Lake Lucerne Drive
San Diego, CA 92119
-----------------------------------------------------------------------------
Technology Fund - Investor Class
----------------------------------------------------- --------------- -------
FTC & Co.                                             195,252.162     9.88
Attn: Datalynx #A79
P.O. Box 173736
Denver, CO 80217
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            220,040.815     11.14
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     320,569.616     16.22
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------
FTC & Co.                                             127,971.189     6.48
Attn: Datalynx #379
P.O. Box 173736
Denver, CO 80017
-----------------------------------------------------------------------------
Telecommunications Fund - Investor Class
----------------------------------------------------- --------------- -------
Charles Schwab & Co., Inc.                            786,584.201     31.40
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          305,058.457     12.18
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     260,181.245     10.39
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------
ABN AMRO Inc.                                         143,787.227     5.74
850-17002-18
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
-----------------------------------------------------------------------------
Transportation Fund - Investor Class
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          493,394.460     27.59
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      927,178.558     51.84
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
-----------------------------------------------------------------------------
Utilities Fund - Investor Class
----------------------------------------------------- --------------- -------
Berenice Gates Hopper Trust                           11,267.530      5.84
DTD 3/18/69
220 Atherton Ave.
Atherton, CA 94027
----------------------------------------------------- --------------- -------
Priscilla L. Clark (IRA)                              9,689.922       5.02
58 Jennie Dugan Rd.
Concord, MA 01742
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          11,347.908      5.88
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
PADCO Services. Inc.                                  20,554.985      10.65
6116 Executive Blvd.
Suite 400
Rockville, MD 20852
-----------------------------------------------------------------------------
Nova Fund - Advisor Class
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      67,313.284      7.49
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
-----------------------------------------------------------------------------
Ursa Fund - Advisor Class
----------------------------------------------------- --------------- -------
SBIC Income Fund                                      73,343.507      13.08
2220 Santiago Road
Santa Barbara, CA  93103
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      100,164.625     17.87
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          50,207.885      8.96
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     62,446.129      11.14
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
-----------------------------------------------------------------------------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
OTC Fund - Advisor Class
----------------------------------------------------- --------------- -------
Mercantile-Safe Deposit & Trust Co.                   377,836.354     7.26
Daily Value Account
Attn: Mutual Funds
766 Old Hammonds Ferry Road
Linthicum, MD  21090
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      826,116.465     15.87
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          590,125.983     11.34
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
FTC & Co.                                             306,530.230     5.89
Attn: Datalynx #087
P.O. Box 173736
Denver, CO 80217
----------------------------------------------------- --------------- -------
Trust Company of America                              342,950.246     6.59
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
-----------------------------------------------------------------------------
U.S. Government Money Market Fund - Advisor Class
----------------------------------------------------- --------------- -------
Trust Company of America                              38,259,779.000  11.13
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
----------------------------------------------------- --------------- -------
Independent Trust Corporation                         54,158,600.240  15.76
Custodian Funds 92-5
15255 S. 94th Ave.
Suite 303
Orland Park, IL  60462
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     30,681,759.119  8.93
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
----------------------------------------------------- --------------- -------
Independent Trust Corporation                         41,974,489.230  12.21
Custodian Funds 930
15255 S. 94th Ave.
Suite 303
Orland Park, IL  60462
-----------------------------------------------------------------------------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
Banking Fund - Advisor Class
----------------------------------------------------- --------------- -------
Centurion Trust Co. /B/O                              9,652,647.572   98.93
Omnibus/Centurion Capital Management
2424 E Camelback Road
Suite 530
Pheonix, AZ  85016
-----------------------------------------------------------------------------
Basic Materials Fund - Advisor Class
----------------------------------------------------- --------------- -------
Bear Stearns Securities Corp.                         3,280.840       18.36
FBO 657-95850-16
1 Metrotech Center North
Brooklyn, NY  11201-3859
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      8,827.838       49.39
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          2,117.497       15.17
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
McDonald Investments, Inc. (FBO)                      2,979.738       16.67
40690029
Suite 2100
800 Superior Ave.
Cleveland, OH  44114
-----------------------------------------------------------------------------
Biotechnology Fund - Advisor Class
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          472,075.240     19.60
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     241,190.463     10.01
200 Liberty Street
One World Financial Center
New York, NY 10281
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      572,835.851     23.78
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------
Trust Company of America                              577,587.200     23.98
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
-----------------------------------------------------------------------------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
Consumer Products Fund - Advisor Class
----------------------------------------------------- --------------- -------
P.J. Crescenzo                                        2,610.398       13.77
P.J. Crescenzo Trustee
7225 N. Oracle Road, #200
Tucson, AZ  85704
----------------------------------------------------- --------------- -------
Centurion Trust Co. /B/O                              2,171.046       11.45
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
----------------------------------------------------- --------------- -------
Arlene E. Shapiro (RIRA)                              1,054.079       5.56
5196 N. Via Velazquez
Tuscon, AZ  85750
----------------------------------------------------- --------------- -------
Mark S. McLeod DDS Ltd.                               1,031.206       5.44
Profit Sharing Plan
4550 E. Grant Road
Tuscon, AZ  85750
----------------------------------------------------- --------------- -------
Gail McCartney (IRA)                                  1,037.377       5.47
5800 N. Kilb Road #7135
Tucson, AZ  85750
-----------------------------------------------------------------------------
Electronics Fund - Advisor Class
----------------------------------------------------- --------------- -------
FTC & Co.                                             248,604.531     13.69
Attn: Datalynx #087
P.O. Box 173736
Denver, CO 80217-3736
----------------------------------------------------- --------------- -------
FTC & Co.                                             103,772.223     5.71
Attn: Datalynx #089
P.O. Box 173736
Denver, CO 80217-3736
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      180,089.900     9.92
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------
Trust Company of America                              355,710.000     19.59
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
----------------------------------------------------- --------------- -------
IBEW Seventh District Retirement                      136,357.117     7.51
Benefit Trust DTD 6/1/78
418 S. Polk
Suite 200
Amarillo, TX  79101
-----------------------------------------------------------------------------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
Energy Fund - Advisor Class
----------------------------------------------------- --------------- -------
FTC & Co.                                             23,962.729      11.82
Attn: Datalynx #138
P.O. Box 173736
Denver, CO 80217
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      17,449.780      8.61
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          22,577.917      11.14
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
-----------------------------------------------------------------------------
Energy Services Fund - Advisor Class
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      81,709.589      8.56
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          87,893.207      9.21
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
FTC & Co.                                             171,141.647     17.93
Attn: Datalynx #138
P.O. Box 173736
Denver, CO 80217
-----------------------------------------------------------------------------
Financial Services Fund - Advisor Class
----------------------------------------------------- --------------- -------
FTC & Co.                                             891,407.995     12.17
Attn: Datalynx #087
P.O. Box 173736
Denver, CO 80217
----------------------------------------------------- --------------- -------
FTC & Co.                                             579,351.754     7.91
Attn: Datalynx #022
P.O. Box 173736
Denver, CO 80217
----------------------------------------------------- --------------- -------
Centurion Trust Co. /B/O                              5,542,596.921   75.65
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
-----------------------------------------------------------------------------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
Health Care Fund - Advisor Class
----------------------------------------------------- --------------- -------
FTC & Co.                                             417,318.124     6.10
Attn: Datalynx #022
P.O. Box 173736
Denver, CO 80217
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          498,590.033     7.29
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
Centurion Trust Co. /B/O                              5,400,254.540   78.96
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
-----------------------------------------------------------------------------
Internet Fund - Advisor Class
----------------------------------------------------- --------------- -------
Robert E. Behnken (IRA)                               4,728.226       11.20
475 Arlington Road
Brookville, OH  45309
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      13,980.491      33.12
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------
P.J. Crescenzo                                        3,277.898       7.76
P.J. Crescenzo Trustee
7225 N. Oracle Road, #200
Tucson, AZ  85704
----------------------------------------------------- --------------- -------
National Financial Services Corp.                     5,693.665       13.49
200 Liberty Street
One World Financial Center
New York, NY 10281
----------------------------------------------------- --------------- -------
Scott E. Behnken (RIRA)                               2,839.386       6.73
475 Arlington Road
Brookville, OH  45309
-----------------------------------------------------------------------------
Leisure Fund - Advisor Class
----------------------------------------------------- --------------- -------
Centurion Trust Co. /B/O                              1,467,077.007   99.70
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
-----------------------------------------------------------------------------
Retailing Fund - Advisor Class
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          3,032.671       28.96
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      6,879.491       65.69
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
-----------------------------------------------------------------------------
Technology Fund - Advisor Class
----------------------------------------------------- --------------- -------
Centurion Trust Co. /B/O                              617,319.390     61.10
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
----------------------------------------------------- --------------- -------
Trust Company of America                              98,904.144      9.79
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
-----------------------------------------------------------------------------
Telecommunications Fund - Advisor Class
----------------------------------------------------- --------------- -------
Centurion Trust Co. /B/O                              885,686.397     75.27
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          59,935.267      5.09
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
Trust Company of America                              146,073.000     12.41
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
----------------------------------------------------- --------------- -------
Transportation Fund - Advisor Class
----------------------------------------------------- --------------- -------
Donaldson, Lufkin & Jenrette                          4,673.503       26.89
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
----------------------------------------------------- --------------- -------
Centurion Trust Co. /B/O                              2,606.261       14.99
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
----------------------------------------------------- --------------- -------
National Investor Services Corp.                      5,965.169       34.32
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
----------------------------------------------------- --------------- -------

----------------------------------------------------- --------------- -------
NAME AND ADDRESS                                      # OF SHARES     PERCENT
----------------------------------------------------- --------------- -------
Bear Stearns Securities Corp.                         4,125.413       23.73
FBO 657-95850-16
1 Metrotech Center North
Brooklyn, NY  11201-3859
-----------------------------------------------------------------------------
Utilities Fund - Advisor Class
----------------------------------------------------- --------------- -------
P.J. Crescenzo                                        1,954.055       6.31
P.J. Crescenzo Trustee
7225 N. Oracle Road, #200
Tucson, AZ  85704
----------------------------------------------------- --------------- -------
FTC & Co.                                             19,210.619      62.05
Attn: Datalynx #089
P.O. Box 173736
Denver, CO  80217-3736
----------------------------------------------------- --------------- -------

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

The International Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective benchmarks. The Topix 100 Index is determined in the early morning (2:00 or 3:00 a.m., depending on daylight savings time) U.S. Eastern Standard Time ("EST"), prior to the opening of the NYSE. The
Stoxx 50-SM-Index is determined in the mid-morning (approximately 10:30 a.m.) U.S. EST, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

On days when the CBOT is closed during its usual business hours, but the shares of the Bond Fund, Juno Fund or Juno Master Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Bond Fund, Juno Fund and the Juno Master Fund which are traded on the CBOT are valued at the earlier of
(i) the time of the execution of the last trade of the day for the Bond Fund, Juno Fund and Juno Master Fund in those CBOT-traded portfolio securities and
(ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for the Bond

Fund, Juno Fund and the Juno Master Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Bond Fund, Juno Fund and the Juno Master Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Money Market Fund may only purchase "Eligible Securities." Eligible Securities are securities which: (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Trustees to be of comparable quality to any rated securities.

As permitted by the Rule, the Trustees have delegated to the Advisor, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Trustees determine that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PERFORMANCE INFORMATION
From time to time, each of the Funds (other than the Money Market Fund) may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."


Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Performance information for the Nova Fund, Ursa Fund and Ursa Master Fund may be compared to various unmanaged indices, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average. Performance information for the OTC Fund may be compared to various unmanaged indices, including, but not limited to, its current benchmark, the NASDAQ 100 Index-TM-, and the NASDAQ Composite Index-TM-. The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-, and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-. Performance information for the Bond Fund and the Juno Fund may be compared to various unmanaged indices, including, but not limited to, the Shearson Lehman Government (LT) Index. Performance information for the Mekros Fund may be compared to various unmanaged indices, including, but not limited to, the Russell 2000 Index. Performance information for the Large-Cap Europe and Large-Cap Japan Funds may be compared to various unmanaged indices, including, but not limited to, the Dow Jones Stoxx 50 Index or the Morgan Stanley Europe, Asia and Far East Index and the Topix 100 or Nikkei 225, respectively.


Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                            P(1 + T) to the power of n  = ERV

   Where: P =     a hypothetical initial payment of $1,000;

          T =     average annual total return;

          n =     number of years (1, 5 or 10); and

          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5, or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).


Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

For the one-year period, five-year period and period from the respective commencement of operations of the Funds ended March 31, 2000, the average annual compounded rate of return of the respective Funds (other than the Money Market
Fund), assuming the reinvestment of all dividends and distributions, was as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL TOTAL RETURN
                                            --------------------------------------------------------------------------------------
                                                                                                                        AGGREGATE
         FUND                 CLASS                                                                                       TOTAL
   (Inception Date)                           ONE               THREE             FIVE                SINCE              RETURN
                                              YEAR              YEARS             YEARS             INCEPTION             SINCE
                                                                                                                        INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
      Nova Fund                               20.29%            33.54%            32.62%              26.03%            373.61%
      (7/12/93)          INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
      Ursa Fund                              (10.64)%          (17.82)%          (16.02)%            (13.58)%           (59.74)%
       (1/7/94)
----------------------------------------------------------------------------------------------------------------------------------
       OTC Fund                              105.32%            76.84%            58.79%              47.49%            982.28%
      (2/14/94)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL TOTAL RETURN
                                            --------------------------------------------------------------------------------------
                                                                                                                        AGGREGATE
         FUND                 CLASS                                                                                       TOTAL
   (Inception Date)                           ONE               THREE             FIVE                SINCE              RETURN
                                              YEAR              YEARS             YEARS             INCEPTION             SINCE
                                                                                                                        INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
     Arktos Fund                             (56.39)             n/a                n/a              (60.23)            (76.61)%
       (9/3/98)
----------------------------------------------------------------------------------------------------------------------------------
     Mekros Fund*                              n/a               n/a                n/a                n/a                n/a
----------------------------------------------------------------------------------------------------------------------------------
      Juno Fund                               3.97%            (1.91)%            (1.38)             (1.65)%            (8.10)%
       (3/3/95)
----------------------------------------------------------------------------------------------------------------------------------
  U.S. Government
     Bond Fund                               (2.26)%            8.33%              7.34%              3.60%              24.74%
      (1/3/94)
----------------------------------------------------------------------------------------------------------------------------------
Large-Cap Europe Fund*                         n/a               n/a                n/a                n/a                n/a
----------------------------------------------------------------------------------------------------------------------------------
Large-Cap Japan Fund*                          n/a               n/a                n/a                n/a                n/a
----------------------------------------------------------------------------------------------------------------------------------
     Banking Fund                            (16.65)%            n/a                n/a              (14.50)%           (26.90)%
       (4/1/98)
----------------------------------------------------------------------------------------------------------------------------------
 Basic Materials Fund                         2.84%              n/a                n/a              (10.73)%           (20.30)%
       (4/1/98)
----------------------------------------------------------------------------------------------------------------------------------
  Biotechnology Fund                         125.98%             n/a                n/a               70.14%            189.48%
       (4/1/98)
----------------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                       (19.20)             n/a                n/a              (13.04)            (21.54%)
       (7/6/98)
----------------------------------------------------------------------------------------------------------------------------------
   Electronics Fund                          186.02%             n/a                n/a              100.25%            301.00%
       (4/1/98)
----------------------------------------------------------------------------------------------------------------------------------
     Energy Fund                              20.91%             n/a                n/a               4.38%              8.70%
      (4/21/98)
----------------------------------------------------------------------------------------------------------------------------------
      Financial                              (4.97)%             n/a                n/a              (2.57)%            (5.06)%
    Services Fund
       (4/2/98)
----------------------------------------------------------------------------------------------------------------------------------
   Health Care Fund                          (10.44)%            n/a                n/a               1.30%              2.55%
      (4/17/98)
----------------------------------------------------------------------------------------------------------------------------------
    Internet Fund*                             n/a               n/a                n/a                n/a                 n/a
       (4/6/00)
----------------------------------------------------------------------------------------------------------------------------------
     Leisure Fund                            (0.07)%             n/a                n/a               5.84%              12.02%
       (4/1/98)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL TOTAL RETURN
                                            --------------------------------------------------------------------------------------
                                                                                                                        AGGREGATE
         FUND                 CLASS                                                                                       TOTAL
   (Inception Date)                           ONE               THREE             FIVE                SINCE              RETURN
                                              YEAR              YEARS             YEARS             INCEPTION             SINCE
                                                                                                                        INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
 Precious Metals Fund                        (10.26)%          (21.05)%          (15.60)%            (14.19)%           (62.08)%
      (12/1/93)
----------------------------------------------------------------------------------------------------------------------------------
    Retailing Fund                           (1.51)%             n/a                n/a               15.48%             33.35%
       (4/1/98)
----------------------------------------------------------------------------------------------------------------------------------
   Technology Fund                            85.61              n/a                n/a               79.60%            215.90%
      (4/14/98)
----------------------------------------------------------------------------------------------------------------------------------
                                                                 n/a                n/a               42.82%            103.97%
Telecommunications Fund                       56.54%
      (4/1/98)
----------------------------------------------------------------------------------------------------------------------------------
 Transportation Fund                         (21.90)%            n/a                n/a              (21.03)%           (37.60)%
       (4/2/98)
----------------------------------------------------------------------------------------------------------------------------------
   Utilities Fund*                             n/a               n/a                n/a                n/a                n/a
       (4/3/00)
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Government
  Money Market Fund                           4.48%             4.57%              4.60%              4.33%              30.78%
      (12/3/93)
----------------------------------------------------------------------------------------------------------------------------------
     Banking Fund                            (17.16)%            n/a                n/a              (14.91)%           (27.60)%
       (4/1/98)          ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
 Basic Materials Fund                         2.72%              n/a                n/a              (13.57)%           (24.91)%
      (4/14/98)
----------------------------------------------------------------------------------------------------------------------------------
  Biotechnology Fund                         125.34%             n/a                n/a               68.90             185.28%
       (4/1/98)
----------------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                       (19.76)%            n/a                n/a              (6.83)%            (10.84)%
      (8/17/98)
----------------------------------------------------------------------------------------------------------------------------------
   Electronics Fund                          184.10%             n/a                n/a               99.54%            297.37%
       (4/2/98)
----------------------------------------------------------------------------------------------------------------------------------
     Energy Fund                              20.31%             n/a                n/a               3.94%              7.65%
       (5/5/98)
----------------------------------------------------------------------------------------------------------------------------------
 Energy Services Fund                         53.58%             n/a                n/a              (3.25)%            (6.39 )%
       (4/2/98)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL TOTAL RETURN
                                            --------------------------------------------------------------------------------------
                                                                                                                        AGGREGATE
         FUND                 CLASS                                                                                       TOTAL
   (Inception Date)                           ONE               THREE             FIVE                SINCE              RETURN
                                              YEAR              YEARS             YEARS             INCEPTION             SINCE
                                                                                                                        INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                      (5.19)%             n/a                n/a              (5.11)%            (9.90)%
       (4/6/98)
----------------------------------------------------------------------------------------------------------------------------------
   Health Care Fund                          (10.95)%            n/a                n/a               1.03%              1.97%
      (5/11/98)
----------------------------------------------------------------------------------------------------------------------------------
    Internet Fund*                             n/a               n/a                n/a                n/a                n/a
       (4/6/00)
----------------------------------------------------------------------------------------------------------------------------------
     Leisure Fund                            (1.06)%             n/a                n/a               9.53%              18.09%
       (6/3/98)
----------------------------------------------------------------------------------------------------------------------------------
    Retailing Fund                           (1.52)%             n/a                N/a               15.71%             32.82%
      (4/21/98)
----------------------------------------------------------------------------------------------------------------------------------
   Technology Fund                            84.62%             n/a                N/a               73.27%            187.82%
      (4/29/98)
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                       55.98%             n/a                N/a               41.90%            101.37%
       (4/1/98)
----------------------------------------------------------------------------------------------------------------------------------
 Transportation Fund                         (22.52)%            n/a                N/a              (20.16)%           (33.48)%
       (6/9/98)
----------------------------------------------------------------------------------------------------------------------------------
   Utilities Fund*                             n/a               n/a                N/a                n/a                n/a
       (4/3/00)
----------------------------------------------------------------------------------------------------------------------------------
   U.S. Government
  Money Market Fund                           3.94%            4.21%**            4.39%**            4.22%**             29.45%
       (4/1/98)
----------------------------------------------------------------------------------------------------------------------------------
      Nova Fund                               19.74%           31.24%**          31.26%**            24.92%**           370.23%
      (7/12/93)
----------------------------------------------------------------------------------------------------------------------------------
      Ursa Fund                              (11.03)%          18.24%**          16.58%**           (14.13)%**          (60.83)%
       (1/7/94)
----------------------------------------------------------------------------------------------------------------------------------
       OTC Fund                              104.26%           75.98%**          58.01%**            46.77%**           974.20%
      (2/14/94)
----------------------------------------------------------------------------------------------------------------------------------

*The Ursa Master, Arktos Master, Juno Master, Mekros, Large-Cap Europe, Large-Cap Japan, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.

** Advisor Class Shares of the U.S. Government Money Market, Ursa, Nova and OTC Funds were offered beginning April 1, 1998, August 5, 1998, October 15, 1998, and September 22, 1998, respectively. The prior performance shown represents performance of the Funds' Investor Class Shares. Performance has been adjusted to reflect the increased expense ratio of Advisor Class Shares.

INFORMATION ON COMPUTATION OF YIELD

THE U.S. GOVERNMENT BOND FUND
In addition to the total return quotations discussed above, the Bond Fund also may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Trust's Registration Statement, computed by dividing the net investment income per share of the Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

                         YIELD = 2[(a-b\cd) + 1] to the power of 6  - 1

    Where:      a =    dividends and interest earned during the period;
                b =    expenses accrued for the period (net of reimbursements);
                c =    the average daily number of shares outstanding during
                       the period that were entitled to receive dividends; and
                d =    the maximum offering price per share on the last day of
                       the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the Bond Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Bond Fund's portfolio (assuming a month of thirty days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

The Bond Fund from time to time may also advertise its yield based on a thirty-day period ending on a date other than the most recent balance sheet included in the Trust's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based.

Any quotation of performance stated in terms of yield (whether based on a thirty-day or one month period) will be given no greater prominence than the information prescribed under SEC Rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost of such shares.

The Bond Fund's yield, as of March 31, 2000, based on a thirty-day base period, was approximately 4.82%.

THE MONEY MARKET FUND
The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365 divided by 7.

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

The Money Market Fund's annualized effective yield and annualized current yield, for the seven-day period ended March 31, 2000, were 5.10% and 4.90%, respectively, for Investor Class shares and 4.57% and 4.40%, respectively, for Advisor Class shares.

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield fluctuates.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors. In cases where NASDAQ, the CME or Chicago Board Options Exchange, or any foreign market where the Funds' securities trade is closed or trading is restricted, a Fund may ask the Commission to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Money Market Fund intends to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Money Market Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Money Market Fund.

The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 per share net asset value for the Money Market Fund, the Trustees may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Bond Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Bond Fund each year, even though the Bond Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Bond Fund which must be distributed to shareholders of the Bond Fund in order to maintain the qualification of the Bond Fund as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), as described immediately below under "Regulated Investment Company Status," and to avoid Federal income tax at the level of the Bond Fund. Shareholders of the Bond Fund will be subject to income tax on such original issue discount, whether or not such shareholders elect to receive their distributions in cash.

REGULATED INVESTMENT COMPANY STATUS
As a RIC, a Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Shareholders of the Money Market Fund will be subject to Federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to a shareholder of the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares of the Money Market Fund or in cash. Since the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the Federal dividends received deduction available to corporations.

Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders.
To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC.

If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

SPECIAL TAX CONSIDERATIONS
In general, with respect to the International Funds, Sector Funds, and the Utilities Master Fund, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures, or forward contracts will be valued for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The International Funds, Sector Funds, and the Utilities Master Fund may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

OPTIONS TRANSACTIONS BY THE FUNDS
If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the Nova Fund, Ursa Fund, Ursa Master Fund, Arktos Fund, Arktos Master Fund, Mekros Fund, International Funds, and Sector Funds in its operations also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Nova Fund, Ursa Fund, Ursa Master Fund, Arktos Fund, Arktos Master Fund, Mekros Funds, International Funds, and Sector Funds involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING
Each Fund is required to withhold and remit to the U.S. Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from Federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. Each Fund will vote separately on matters relating solely to that Fund. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-296-5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

CODE OF ETHICS
The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the Securities and Exchange Commission, and is available to the public.

REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may visit the Trust's Web site at www.rydexfunds.com or call 1-800-820-0888 or 301-296-5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540, are the auditors and the independent certified public accountants of the Trust and each of the Funds.

Firstar, Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds, except for the International Funds. Bank of New York, 100 Church Street, New York, N.Y. 10286, serves as custodian for the Trust, with regard to the International Funds. Under separate custody agreements between the Trust and the custodians, the custodians hold the portfolio securities of each Fund and keep all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 2000, including notes thereto and the report of Deloitte & Touche LLP are incorporated by reference into this SAI. A copy of the Trust's Annual Report to Shareholders (the "Annual Report") must accompany the delivery of this Statement of Additional Information.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

Aaa - Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                     PART C

                                OTHER INFORMATION

ITEM 23.          EXHIBITS

(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.


(a)(3) Amendment to the Declaration of Trust of the Registrant dated November 2, 1993 incorporated herein by reference to Exhibit a3 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(a)(4) Amendment to the Declaration of Trust of the Registrant dated February 25, 2000 incorporated herein by reference to Exhibit a4 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(b)               By-Laws of the Registrant incorporated herein by reference to
                  Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement filed, on October 30, 1996.

(c)               Not applicable.

(d)(1) Management Contract between Registrant and PADCO Advisors, Inc. incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(2) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. incorporated herein by reference to Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(3) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated November 2, 1993 incorporated herein by reference to Exhibit d3 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(d)(4) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated December 13, 1994 incorporated herein by reference to Exhibit d4 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

ITEM 23.          EXHIBITS (CONT'D.)

(d)(5) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated March 8, 1996 incorporated herein by reference to Exhibit d5 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(d)(6) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated September 25, 1996 incorporated herein by reference to Exhibit d6 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(d)(7) Amendment to Investment Management Agreement between the Registrant and PADCO Advisors, Inc. dated March 16, 1998 incorporated herein by reference to Exhibit 3d of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(d)(8) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated August 11, 1998 incorporated herein by reference to Exhibit d8 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(d)(9) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated February 25, 2000 incorporated herein by reference to Exhibit d9 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to the Advisor Class Shares incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to Shares of the International Funds incorporated herein by reference to Exhibit e1 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(f)               Not applicable.

(g)               Custody Agreement between Registrant and Star Bank, N.A.
                  incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

ITEM 23.          EXHIBITS (CONT'D.)

(h)(1) Service Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(2) Accounting Services Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to
                  Exhibit 9d of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(3) Amendment to Service Agreement between Registrant and PADCO Service Company, Inc. dated March 16, 1998 incorporated herein by reference to Exhibit 3h of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(h)(4) Amendment to Service Agreement Registrant and PADCO Service Company, Inc. dated August 11, 1998 incorporated herein by reference to Exhibit h4 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(h)(5) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated August 11, 1998 incorporated herein by reference to Exhibit h5 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(h)(6) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated December 11, 1998 incorporated herein by reference to Exhibit 4h of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.

(h)(7) Amendment to Service Agreement between Registrant and PADCO Service Company, Inc. dated February 25, 2000 incorporated herein by reference to Exhibit h7 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(h)(8) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated February 25, 2000 incorporated herein by reference to Exhibit h8 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(i)               Not applicable.

(j) Independent Auditor's Consent of Deloitte & Touche LLP is filed herewith.

ITEM 23.          EXHIBITS (CONT'D.)

(k)               Not applicable.

(l)               Not applicable.

(m)(1) Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15a of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(2) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, March 12, 1997 incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(3) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(4) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15d of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.

(m)(5) Plan of Distribution for The Rydex High Yield Fund, as revised March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(6) Plan of Distribution for The Rydex High Yield Fund, as revised June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(7) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective Amendment No. 25 to this Registration Statement, filed on March 1, 1996.

(m)(8) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.

(m)(9) Distribution Plan and Shareholder Servicing Agreement for Advisor Class Shares is incorporated by reference to Exhibit 15i of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

ITEM 23.          EXHIBITS (CONT'D.)


(m)(10) Amendment to Distribution and Shareholder Services Plan for Advisor Class Shares dated February 25, 2000 incorporated herein by reference to Exhibit m10 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(m)(11) Distribution Plan relating to the Shares of the International Funds dated February 25, 2000 incorporated herein by reference to Exhibit m11 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(n)               Not applicable.

(o) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(o)(1) Amendment to Rule 18f-3 Plan dated August 28, 2000 is filed herewith.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 333-57017 and 811-08821), filed on April 5, 2000.

(q)               Powers of Attorney incorporated herein by reference to Exhibit
                  (p) of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 25.          INDEMNIFICATION

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Each of the directors of the Trust's investment adviser, PADCO Advisors, Inc. (the "Advisor"), Albert P. Viragh, Jr., the Chairman of the Board of Directors, President, and Treasurer of the Advisor, and Amanda C. Viragh, the Secretary of the Advisors, is an employee of the Advisor at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Albert P. Viragh, Jr. also has served (and continues to serve) as: (i) the Chairman of the Board of Trustees and the President of the Trust since the Trust's organization as a Delaware business trust on March 13, 1993; (ii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Service Company, Inc. (the "Servicer"), the Trust's registered transfer agent and shareholder servicer, since the incorporation of the Servicer in the State of Maryland on October 6, 1993; (iii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Advisors II, Inc. ("PADCO II"), a registered investment adviser, since the incorporation of PADCO II in the State of Maryland on July 5, 1994; and (iv) the Chairman of the Board of Directors, the President, and the Treasurer of Rydex Distributors, Inc. (formerly PADCO Financial Services, Inc.) (the "Distributor"), the distributor of the shares of the Trust, since the incorporation of the Distributor in the State of Maryland on March 21, 1996. Amanda C. Viragh also has served (and continues to serve) as the Secretary of the Advisor, the Servicer, and PADCO II, and also as the Assistant Treasurer of the Servicer.

ITEM 27.          PRINCIPAL UNDERWRITER

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for Advisor Class Shares, International Funds Shares, and Small-Cap Fund Shares of the Registrant, shares of Rydex Variable Trust, and Shares of Rydex Dynamic Funds.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH                  POSITIONS AND OFFICES
BUSINESS ADDRESS*                   UNDERWRITER                                 WITH REGISTRANT
-----------------                   --------------------------                  ---------------------
Albert P. Viragh, Jr.               Chairman of the Board of Directors,         Chairman of the Board
                                    President and Treasurer                     of Trustees and President

Amanda C. Viragh                    Director                                    None

Carl G. Verboncoeur                 Vice President                              Vice President

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 6116 Executive Boulevard, Rockville, Maryland 20852.

ITEM 29.          MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.          UNDERTAKINGS

None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 41 to the Registration Statement (File No. 811-07584) be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on this 10th day of October, 2000.

                                      Rydex Series Funds

                                      By: /s/Albert P. Viragh, Jr.
                                         -------------------------
                                      Albert P. Viragh, Jr.,
                                      President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities on the dates indicated.

Signatures                                  Title                                               Date
----------                                  -----                                               ----
/s/Albert P. Viragh, Jr.                    Chairman of the Board of Trustees,                  October 10, 2000
---------------------------                 Principal Executive Officer, and
Albert P. Viragh, Jr.                       President


              *                             Member of the Board of Trustees                     October 10, 2000
---------------------------

Corey A. Colehour

              *                             Member of the Board of Trustees                     October 10, 2000
---------------------------

J. Kenneth Dalton

              *                             Member of the Board of Trustees                     October 10, 2000
---------------------------

Roger Somers

              *                             Member of the Board of Trustees                     October 10, 2000
---------------------------

John O. Demaret

               *                            Member of the Board of Trustees                     October 10, 2000
---------------------------

Patrick T. McCarville


/s/Carl G. Verboncoeur                      Vice President and Treasurer                        October 10, 2000
---------------------------
Carl G. Verboncoeur

/s/Albert P. Viragh, Jr.
---------------------------
Albert P. Viragh, Jr., Attorney in Fact
*Powers of Attorney previously filed

                                  EXHIBIT INDEX

(a)(3) Amendment to the Declaration of Trust of the Registrant dated November 2, 1993 incorporated herein by reference to Exhibit a3 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.
(a)(4) Amendment to the Declaration of Trust of the Registrant dated February 25, 2000 incorporated herein by reference to Exhibit a4 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(b)               By-Laws of the Registrant incorporated herein by reference to
                  Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement filed, on October 30, 1996.
(c)               Not applicable.
(d)(1) Management Contract between Registrant and PADCO Advisors, Inc. incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(d)(2) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. incorporated herein by reference to Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.


(d)(3) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated November 2, 1993 incorporated herein by reference to Exhibit d3 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.
(d)(4) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated December 13, 1994 incorporated herein by reference to Exhibit d4 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.
(d)(5) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated March 8, 1996 incorporated herein by reference to Exhibit d5 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.
(d)(6) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated September 25, 1996 incorporated herein by reference to Exhibit d6 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(d)(7) Amendment to Investment Management Agreement between the Registrant and PADCO Advisors, Inc. dated March 16, 1998 incorporated herein by reference to Exhibit 3d of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(d)(8) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated August 11, 1998 incorporated herein by reference to Exhibit d8 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(d)(9) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated February 25, 2000 incorporated herein by reference to Exhibit d9 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to the Advisor Class Shares incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to Shares of the International Funds incorporated herein by reference to Exhibit e1 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(f)               Not applicable.
(g)               Custody Agreement between Registrant and Star Bank, N.A.
                  incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(h)(1) Service Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(h)(2) Accounting Services Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to
                  Exhibit 9d of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(h)(3) Amendment to Service Agreement between Registrant and PADCO Service Company, Inc. dated March 16, 1998 incorporated herein by reference to Exhibit 3h of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(h)(4) Amendment to Service Agreement Registrant and PADCO Service Company, Inc. dated August 11, 1998 incorporated herein by reference to Exhibit h4 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.
(h)(5) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated August 11, 1998 incorporated herein by reference to Exhibit h5 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(h)(6) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated December 11, 1998 incorporated herein by reference to Exhibit 4h of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.

(h)(7) Amendment to Service Agreement between Registrant and PADCO Service Company, Inc. dated February 25, 2000 incorporated herein by reference to

                  Exhibit h7 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(h)(8) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated February 25, 2000 incorporated herein by reference to Exhibit h8 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(i)               Not applicable.

(j) Independent Auditor's Consent of Deloitte & Touche LLP is filed herewith.

(k)               Not applicable.
(l)               Not applicable.
(m)(1) Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15a of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(2) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, March 12, 1997 incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(3) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(4) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15d of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.
(m)(5) Plan of Distribution for The Rydex High Yield Fund, as revised March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(6) Plan of Distribution for The Rydex High Yield Fund, as revised June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(7) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective Amendment No. 25 to this Registration Statement, filed on March 1, 1996.
(m)(8) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.
(m)(9) Distribution Plan and Shareholder Servicing Agreement for Advisor Class Shares is incorporated by reference to Exhibit 15i of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(m)(10) Amendment to Distribution and Shareholder Services Plan for Advisor Class Shares dated February 25, 2000 incorporated herein by reference to Exhibit m10 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.
(m)(11) Distribution Plan relating to the shares of the International Funds dated February 25, 2000 incorporated herein by reference to Exhibit m11 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(n)               Not applicable.
(o) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(o)(1) Amendment to Rule 18f-3 Plan dated August 28, 2000 is filed herewith.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 333-57017 and 811-08821), filed on April 5, 2000.
(q)               Powers of Attorney incorporated herein by reference to Exhibit
                  (p) of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.